Quarterly Portfolios of Investments
HARBOR ETF TRUST
January 31, 2025

Harbor Active Small Cap ETF
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

Table of Contents

Portfolio of Investments
Harbor Active Small Cap ETF	1
Harbor AlphaEdge™ Large Cap Value ETF	3
Harbor AlphaEdge™ Next Generation REITs ETF	5
Harbor AlphaEdge™ Small Cap Earners ETF	6
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)	15
Harbor Disciplined Bond ETF	16
Harbor Dividend Growth Leaders ETF	21
Harbor Health Care ETF	23
Harbor Human Capital Factor Unconstrained ETF	24
Harbor Human Capital Factor US Large Cap ETF	26
Harbor Human Capital Factor US Small Cap ETF	29
Harbor International Compounders ETF	32
Harbor Long-Short Equity ETF	33
Harbor Long-Term Growers ETF	37
Harbor Multi-Asset Explorer ETF	39
Harbor Osmosis Emerging Markets Resource Efficient ETF	40
Harbor Osmosis International Resource Efficient ETF	42
Harbor PanAgora Dynamic Large Cap Core ETF	44
Harbor Scientific Alpha High-Yield ETF	47
Harbor Scientific Alpha Income ETF	54
Notes to Portfolios of Investments	59

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.5%
Shares		Value
AEROSPACE & DEFENSE—1.5%
6,945	Standardaero, Inc. *	$186
BANKS—2.9%
2,787	Wintrust Financial Corp.	365
BEVERAGES—1.0%
495	Boston Beer Co., Inc. Class A*	124
BUILDING PRODUCTS—10.0%
1,723	Fortune Brands Innovations, Inc.	123
13,582	Hayward Holdings, Inc. *	204
102,139	Janus International Group, Inc. *	847
4,884	Masterbrand, Inc. *	85
		1,259
CAPITAL MARKETS—5.2%
6,615	Artisan Partners Asset Management, Inc. Class A	296
2,391	Moelis & Co. Class A	187
528	Morningstar, Inc.	173
		656
CONSTRUCTION & ENGINEERING—1.2%
4,147	WillScot Holdings Corp. *	154
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.1%
4,950	Guardian Pharmacy Services, Inc. Class A*	113
3,264	Maplebear, Inc. *	157
		270
CONTAINERS & PACKAGING—2.1%
1,650	AptarGroup, Inc.	259
DIVERSIFIED CONSUMER SERVICES—1.2%
21,984	European Wax Center, Inc. Class A*	148
ENERGY EQUIPMENT & SERVICES—5.7%
39,292	Liberty Energy, Inc.	719
FINANCIAL SERVICES—7.9%
25,756	Remitly Global, Inc. *	605
3,242	Shift4 Payments, Inc. Class A*	389
		994
GROUND TRANSPORTATION—3.8%
1,300	Landstar System, Inc.	214
19,245	Lyft, Inc. Class A*	261
		475
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
14,490	Treace Medical Concepts, Inc. *	146
HEALTH CARE PROVIDERS & SERVICES—1.7%
2,381	U.S. Physical Therapy, Inc.	211
HEALTH CARE TECHNOLOGY—5.1%
7,507	Doximity, Inc. Class A*	444
5,052	Waystar Holding Corp. *	203
		647
HOTEL & RESORT REITS—2.3%
30,360	RLJ Lodging Trust	296

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—1.5%
2,193	Monarch Casino & Resort, Inc.	$187
HOUSEHOLD PRODUCTS—0.7%
3,256	Reynolds Consumer Products, Inc.	90
INSURANCE—7.8%
1,268	Kinsale Capital Group, Inc.	561
17,673	Oscar Health, Inc. Class A*	293
1,707	RLI Corp.	125
		979
INTERACTIVE MEDIA & SERVICES—0.8%
28,094	TrueCar, Inc. *	97
MACHINERY—6.7%
8,683	Douglas Dynamics, Inc.	224
35,794	Hillman Solutions Corp. *	358
418	RBC Bearings, Inc. *	146
1,448	Toro Co.	121
		849
METALS & MINING—3.1%
1,343	Reliance, Inc.	389
MULTI-UTILITIES—1.0%
2,416	Northwestern Energy Group, Inc.	130
OIL, GAS & CONSUMABLE FUELS—1.0%
3,375	Range Resources Corp.	125
PROFESSIONAL SERVICES—8.6%
2,161	Paylocity Holding Corp. *	444
7,906	SS&C Technologies Holdings, Inc.	640
		1,084
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
2,634	Zillow Group, Inc. Class A*	209
RETAIL REITS—2.6%
3,771	NNN REIT, Inc.	148
4,890	Phillips Edison & Co., Inc.	178
		326
SOFTWARE—3.6%
16,305	Freshworks, Inc. Class A*	303
1,566	Q2 Holdings, Inc. *	149
		452
SPECIALTY RETAIL—3.1%
4,359	Chewy, Inc. Class A*	170
7,782	Warby Parker, Inc. Class A*	216
		386
TEXTILES, APPAREL & LUXURY GOODS—1.2%
607	Ralph Lauren Corp.	152

⬤

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.2%
1,302	Beacon Roofing Supply, Inc. *	$154
TOTAL COMMON STOCKS (Cost $11,215)		12,518
TOTAL INVESTMENTS—99.5% (Cost $11,215)		12,518
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		67
TOTAL NET ASSETS—100%		$12,585

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AUTOMOBILES—0.5%
212	General Motors Co.	$10
BANKS—8.6%
1,145	Bank of America Corp.	53
154	Citigroup, Inc.	13
240	JPMorgan Chase & Co.	64
659	Wells Fargo & Co.	52
		182
BIOTECHNOLOGY—2.3%
499	Gilead Sciences, Inc.	48
CAPITAL MARKETS—2.7%
141	Bank of New York Mellon Corp.	12
269	Federated Hermes, Inc.	11
20	Goldman Sachs Group, Inc.	13
82	Morgan Stanley	11
105	State Street Corp.	11
		58
CONSTRUCTION & ENGINEERING—3.0%
142	EMCOR Group, Inc.	64
CONSTRUCTION MATERIALS—0.5%
109	CRH PLC	11
CONSUMER FINANCE—6.1%
200	American Express Co.	63
212	Discover Financial Services	43
98	Nelnet, Inc. Class A	11
188	Synchrony Financial	13
		130
CONSUMER STAPLES DISTRIBUTION & RETAIL—7.1%
115	BJ’s Wholesale Club Holdings, Inc. *	11
647	Kroger Co.	40
806	Sysco Corp.	59
291	Target Corp.	40
		150
DIVERSIFIED CONSUMER SERVICES—2.7%
182	Frontdoor, Inc. *	11
65	Grand Canyon Education, Inc. *	11
651	H&R Block, Inc.	36
		58
DIVERSIFIED TELECOMMUNICATION SERVICES—3.7%
2,502	AT&T, Inc.	59
484	Verizon Communications, Inc.	19
		78
ELECTRIC UTILITIES—1.7%
355	NRG Energy, Inc.	36
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
843	Flex Ltd. *	35
119	Jabil, Inc.	19
72	TE Connectivity PLC (Switzerland)	11
		65
ENTERTAINMENT—0.5%
100	Walt Disney Co.	11

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—3.9%
129	Berkshire Hathaway, Inc. Class B*	$61
272	Fidelity National Information Services, Inc.	22
		83
FOOD PRODUCTS—6.5%
475	Cal-Maine Foods, Inc.	51
78	Ingredion, Inc.	11
1,380	Pilgrim’s Pride Corp. *	64
189	Tyson Foods, Inc. Class A	11
		137
HEALTH CARE PROVIDERS & SERVICES—4.5%
228	Cencora, Inc.	58
32	HCA Healthcare, Inc.	10
124	Tenet Healthcare Corp. *	17
56	Universal Health Services, Inc. Class B	11
		96
HOTELS, RESTAURANTS & LEISURE—0.5%
62	Expedia Group, Inc. *	11
HOUSEHOLD DURABLES—0.5%
76	Lennar Corp. Class A	10
HOUSEHOLD PRODUCTS—0.5%
82	Kimberly-Clark Corp.	11
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
54	Talen Energy Corp. *	12
INSURANCE—4.4%
55	Allstate Corp.	10
128	Arch Capital Group Ltd.	12
39	Chubb Ltd.	11
77	Cincinnati Financial Corp.	10
124	Loews Corp.	11
70	Progressive Corp.	17
94	RenaissanceRe Holdings Ltd. (Bermuda)	22
		93
IT SERVICES—1.6%
254	Cognizant Technology Solutions Corp. Class A	21
540	DXC Technology Co. *	12
		33
MACHINERY—1.2%
313	Mueller Industries, Inc.	25
MARINE TRANSPORTATION—0.9%
143	Matson, Inc.	20
MEDIA—1.9%
1,188	Comcast Corp. Class A	40
METALS & MINING—0.5%
58	Alpha Metallurgical Resources, Inc. *	11
OIL, GAS & CONSUMABLE FUELS—13.1%
411	Chevron Corp.	61
111	ConocoPhillips	11
474	EOG Resources, Inc.	60
585	Exxon Mobil Corp.	62
204	Marathon Petroleum Corp.	30

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
234	Scorpio Tankers, Inc. (Monaco)	$11
321	Valero Energy Corp.	43
		278
PAPER & FOREST PRODUCTS—3.0%
547	Louisiana-Pacific Corp.	64
PROFESSIONAL SERVICES—0.5%
77	Leidos Holdings, Inc.	11
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
63	QUALCOMM, Inc.	11
SOFTWARE—0.6%
367	Dropbox, Inc. Class A*	12
SPECIALIZED REITS—0.0%
37	Millrose Properties, Inc. Class A*	— [x]
SPECIALTY RETAIL—6.3%
657	Best Buy Co., Inc.	56

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
195	Lowe’s Cos., Inc.	$51
191	Urban Outfitters, Inc. *	11
73	Williams-Sonoma, Inc.	15
		133
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.8%
1,860	HP, Inc.	60
TOBACCO—3.1%
1,258	Altria Group, Inc.	66
TOTAL COMMON STOCKS (Cost $2,020)		2,118
TOTAL INVESTMENTS—99.9% (Cost $2,020)		2,118
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		3
TOTAL NET ASSETS—100%		$2,121

FAIR VALUE MEASUREMENTS
As of January 31, 2025, the investment in Millrose Properties, Inc.  (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2025 (000s)	Unrealized Gain/(Loss) as of 01/31/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Millrose Properties, Inc. Class A*	$—	Market Approach	Change in the parent value	$ 11.06

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AlphaEdge™ Next Generation REITs ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
HEALTH CARE REITS—19.0%
1,228	American Healthcare REIT, Inc.	$35
4,171	Healthcare Realty Trust, Inc.	70
2,202	Healthpeak Properties, Inc.	46
605	LTC Properties, Inc.	21
110	National Health Investors, Inc.	7
1,269	Omega Healthcare Investors, Inc.	47
3,834	Sabra Health Care REIT, Inc.	64
1,254	Sila Realty Trust, Inc.	31
519	Ventas, Inc.	31
		352
HOTEL & RESORT REITS—15.0%
620	Apple Hospitality REIT, Inc.	10
1,314	Chatham Lodging Trust	11
10,282	DiamondRock Hospitality Co.	90
6,093	Host Hotels & Resorts, Inc.	102
2,213	Park Hotels & Resorts, Inc.	30
394	Pebblebrook Hotel Trust	5
79	Ryman Hospitality Properties, Inc.	8
1,653	Summit Hotel Properties, Inc.	11
400	Sunstone Hotel Investors, Inc.	5
307	Xenia Hotels & Resorts, Inc.	5
		277
RESIDENTIAL REITS—3.7%
1,048	Equity LifeStyle Properties, Inc.	68
SPECIALIZED REITS—62.1%
508	American Tower Corp.	94

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—Continued
143	Crown Castle, Inc.	$13
2,209	CubeSmart	92
1,581	EPR Properties	73
694	Extra Space Storage, Inc.	107
394	Farmland Partners, Inc.	5
3,556	Gladstone Land Corp.	39
574	Iron Mountain, Inc.	58
1,030	Lamar Advertising Co. Class A	130
565	National Storage Affiliates Trust	21
1,603	Outfront Media, Inc.	29
253	Public Storage	75
4,153	Rayonier, Inc.	109
553	SBA Communications Corp.	109
1,001	Uniti Group, Inc.	5
2,033	VICI Properties, Inc.	61
4,201	Weyerhaeuser Co.	129
		1,149
TOTAL COMMON STOCKS (Cost $2,005)		1,846
TOTAL INVESTMENTS—99.8% (Cost $2,005)		1,846
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		3
TOTAL NET ASSETS—100%		$1,849

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—0.6%
76	AAR Corp. *	$5
560	Leonardo DRS, Inc. *	20
105	Moog, Inc. Class A	19
47	Park Aerospace Corp.	—
624	Triumph Group, Inc. *	12
		56
AIR FREIGHT & LOGISTICS—0.2%
446	Air Transport Services Group, Inc. *	10
5	Forward Air Corp. *	—
316	Hub Group, Inc. Class A	14
		24
AUTOMOBILE COMPONENTS—1.5%
1,110	Adient PLC *	19
2,008	American Axle & Manufacturing Holdings, Inc. *	11
795	Dana, Inc.	13
85	Dorman Products, Inc. *	11
179	Fox Factory Holding Corp. *	5
2,409	Goodyear Tire & Rubber Co. *	22
1,082	Holley, Inc. *	3
136	LCI Industries	14
82	Modine Manufacturing Co. *	8
174	Patrick Industries, Inc.	17
223	Phinia, Inc.	11
199	Standard Motor Products, Inc.	6
92	Visteon Corp. *	8
		148
AUTOMOBILES—0.2%
319	Winnebago Industries, Inc.	15
BANKS—13.0%
305	Amalgamated Financial Corp.	11
260	Ameris Bancorp	17
176	Ames National Corp.	3
791	Associated Banc-Corp.	20
334	Atlantic Union Bankshares Corp.	13
304	Axos Financial, Inc. *	21
99	BancFirst Corp.	12
253	Bancorp, Inc. *	15
48	Bank First Corp.	5
160	Bank of Hawaii Corp.	12
266	Bank of NT Butterfield & Son Ltd. (Bermuda)	10
89	Bank7 Corp.	4
359	BankUnited, Inc.	15
144	Banner Corp.	10
214	BayCom Corp.	6
487	Brookline Bancorp, Inc.	6
216	Byline Bancorp, Inc.	6
631	Cadence Bank	22
105	California BanCorp *	2
72	Camden National Corp.	3
217	Capital Bancorp, Inc.	7
104	Carter Bankshares, Inc. *	2
403	Cathay General Bancorp	19
88	ChoiceOne Financial Services, Inc.	3
60	City Holding Co.	7
27	Coastal Financial Corp. *	2
72	Colony Bankcorp, Inc.	1
151	Community Financial System, Inc.	10
72	Community West Bancshares	1

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
366	ConnectOne Bancorp, Inc.	$9
309	Customers Bancorp, Inc. *	18
838	CVB Financial Corp.	18
243	Dime Community Bancshares, Inc.	8
391	Eagle Bancorp, Inc.	10
210	Eastern Bankshares, Inc.	4
202	Enterprise Financial Services Corp.	12
241	ESSA Bancorp, Inc.	5
134	FB Financial Corp.	7
917	First BanCorp (Puerto Rico)	19
139	First Bancorp, Inc.	4
218	First Bancorp/Southern Pines NC	10
450	First Bank	7
331	First Busey Corp.	8
541	First Commonwealth Financial Corp.	9
597	First Financial Bancorp	17
308	First Financial Bankshares, Inc.	12
835	First Foundation, Inc.	4
573	First Interstate BancSystem, Inc. Class A	19
349	First Merchants Corp.	16
116	First Western Financial, Inc. *	2
4,519	Flagstar Financial, Inc.	53
894	Fulton Financial Corp.	18
159	FVCBankcorp, Inc. *	2
271	Glacier Bancorp, Inc.	14
138	Greene County Bancorp, Inc.	4
145	Guaranty Bancshares, Inc.	6
423	Hancock Whitney Corp.	25
398	Hanmi Financial Corp.	10
437	HarborOne Bancorp, Inc.	5
347	HBT Financial, Inc.	8
145	Heartland Financial USA, Inc.	9
77	Home Bancorp, Inc.	4
804	Home BancShares, Inc.	24
333	HomeStreet, Inc. *	3
851	Hope Bancorp, Inc.	10
262	Independent Bank Corp.	18
339	International Bancshares Corp.	22
119	John Marshall Bancorp, Inc.	2
83	Lakeland Financial Corp.	6
136	LINKBANCORP, Inc.	1
149	Live Oak Bancshares, Inc.	5
192	Metrocity Bankshares, Inc.	6
110	Metropolitan Bank Holding Corp. *	7
273	Midland States Bancorp, Inc.	5
160	National Bank Holdings Corp. Class A	7
47	National Bankshares, Inc.	1
179	NBT Bancorp, Inc.	9
49	Nicolet Bankshares, Inc.	6
653	Northwest Bancshares, Inc.	9
50	Norwood Financial Corp.	1
88	Oak Valley Bancorp	2
393	OceanFirst Financial Corp.	7
346	OFG Bancorp (Puerto Rico)	15
1,283	Old National Bancorp	31
82	Orange County Bancorp, Inc.	2
486	Pacific Premier Bancorp, Inc.	13
47	Park National Corp.	8
100	Pathward Financial, Inc.	8
210	PCB Bancorp	4
370	Peoples Bancorp, Inc.	12
142	Peoples Financial Services Corp.	7

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
374	Pioneer Bancorp, Inc. *	$4
120	Plumas Bancorp	6
102	Preferred Bank	9
313	Premier Financial Corp.	9
134	Princeton Bancorp, Inc.	4
793	Provident Financial Services, Inc.	15
76	QCR Holdings, Inc.	6
274	RBB Bancorp	5
95	Red River Bancshares, Inc.	5
292	Renasant Corp.	11
211	S&T Bancorp, Inc.	8
244	Sandy Spring Bancorp, Inc.	8
316	Seacoast Banking Corp. of Florida	9
135	ServisFirst Bancshares, Inc.	12
491	Simmons First National Corp. Class A	11
60	SmartFinancial, Inc.	2
190	Southern States Bancshares, Inc.	6
166	Southside Bancshares, Inc.	5
237	SouthState Corp.	25
200	Stellar Bancorp, Inc.	6
84	Stock Yards Bancorp, Inc.	6
139	Texas Capital Bancshares, Inc. *	11
95	Timberland Bancorp, Inc.	3
266	Towne Bank	10
284	TriCo Bancshares	12
109	Triumph Financial, Inc. *	8
128	TrustCo Bank Corp.	4
182	UMB Financial Corp.	21
460	United Bankshares, Inc.	18
565	United Community Banks, Inc.	19
144	Unity Bancorp, Inc.	7
130	Univest Financial Corp.	4
300	USCB Financial Holdings, Inc.	6
3,106	Valley National Bancorp	32
305	Veritex Holdings, Inc.	8
61	Virginia National Bankshares Corp.	2
497	WaFd, Inc.	15
289	WesBanco, Inc.	10
170	Westamerica BanCorp	9
361	WSFS Financial Corp.	20
		1,283
BEVERAGES—0.2%
188	MGP Ingredients, Inc.	7
234	National Beverage Corp.	10
208	Primo Brands Corp.	6
		23
BIOTECHNOLOGY—0.4%
209	Alkermes PLC *	7
230	Catalyst Pharmaceuticals, Inc. *	5
499	Dynavax Technologies Corp. *	6
334	Halozyme Therapeutics, Inc. *	19
667	iTeos Therapeutics, Inc. *	5
		42
BROADLINE RETAIL—0.1%
634	Savers Value Village, Inc. *	7
BUILDING PRODUCTS—1.5%
43	American Woodmark Corp. *	3
102	Apogee Enterprises, Inc.	5

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—Continued
115	AZZ, Inc.	$10
29	CSW Industrials, Inc.	10
153	Gibraltar Industries, Inc. *	9
85	Griffon Corp.	7
195	Insteel Industries, Inc.	6
1,095	Janus International Group, Inc. *	9
611	JELD-WEN Holding, Inc. *	6
593	Masterbrand, Inc. *	10
151	Quanex Building Products Corp.	3
1,036	Resideo Technologies, Inc. *	23
133	Tecnoglass, Inc.	10
269	UFP Industries, Inc.	31
174	Zurn Elkay Water Solutions Corp.	7
		149
CAPITAL MARKETS—1.9%
265	Acadian Asset Management, Inc.	7
474	Artisan Partners Asset Management, Inc. Class A	21
263	B Riley Financial, Inc.	1
162	Cohen & Steers, Inc.	14
108	Donnelley Financial Solutions, Inc. *	7
86	Hamilton Lane, Inc. Class A	14
75	Moelis & Co. Class A	6
798	Open Lending Corp. *	5
27	Piper Sandler Cos.	9
57	PJT Partners, Inc. Class A	9
128	StepStone Group, Inc. Class A	8
449	StoneX Group, Inc. *	49
45	Value Line, Inc.	2
279	Victory Capital Holdings, Inc. Class A	19
87	Virtus Investment Partners, Inc.	17
		188
CHEMICALS—1.7%
219	AdvanSix, Inc.	7
664	Arcadium Lithium PLC (Argentina)*	4
302	Avient Corp.	13
46	Balchem Corp.	7
285	Cabot Corp.	25
733	Ecovyst, Inc. *	6
250	HB Fuller Co.	16
72	Innospec, Inc.	8
279	Koppers Holdings, Inc.	8
553	Kronos Worldwide, Inc.	5
878	LSB Industries, Inc. *	7
119	Minerals Technologies, Inc.	9
215	Northern Technologies International Corp.	3
605	Orion SA (Germany)	8
48	Quaker Chemical Corp.	7
103	Sensient Technologies Corp.	8
89	Stepan Co.	6
1,338	Tronox Holdings PLC	14
393	Valhi, Inc.	8
		169
COMMERCIAL SERVICES & SUPPLIES—1.4%
346	ABM Industries, Inc.	18
574	BrightView Holdings, Inc. *	9
224	Brink’s Co.	21
73	Cimpress PLC (Ireland)*	5
52	CompX International, Inc.	1
446	CoreCivic, Inc. *	9

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
456	Deluxe Corp.	$11
158	Ennis, Inc.	3
502	GEO Group, Inc. *	16
118	HNI Corp.	6
58	Liquidity Services, Inc. *	2
315	MillerKnoll, Inc.	7
618	NL Industries, Inc.	5
289	OPENLANE, Inc. *	6
11	Quad/Graphics, Inc.	—
609	Steelcase, Inc. Class A	7
32	UniFirst Corp.	7
73	VSE Corp.	7
		140
COMMUNICATIONS EQUIPMENT—0.2%
64	Aviat Networks, Inc. *	1
72	Calix, Inc. *	3
86	Clearfield, Inc. *	3
913	Viavi Solutions, Inc. *	11
		18
CONSTRUCTION & ENGINEERING—1.0%
156	Ameresco, Inc. Class A*	4
157	Arcosa, Inc.	16
52	Argan, Inc.	7
416	Concrete Pumping Holdings, Inc.	3
80	Dycom Industries, Inc. *	15
309	Fluor Corp. *	15
54	IES Holdings, Inc. *	12
56	MYR Group, Inc. *	8
123	Primoris Services Corp.	9
95	Sterling Infrastructure, Inc. *	14
		103
CONSTRUCTION MATERIALS—0.3%
117	Knife River Corp. *	12
389	Summit Materials, Inc. Class A*	21
		33
CONSUMER FINANCE—3.6%
203	Atlanticus Holdings Corp. *	12
531	Bread Financial Holdings, Inc.	34
1,036	Consumer Portfolio Services, Inc. *	12
349	Encore Capital Group, Inc. *	17
175	Enova International, Inc. *	20
160	FirstCash Holdings, Inc.	17
537	LendingClub Corp. *	7
581	Medallion Financial Corp.	5
10,568	Navient Corp.	145
375	Nelnet, Inc. Class A	41
777	OppFi, Inc.	11
509	PRA Group, Inc. *	11
326	PROG Holdings, Inc.	14
159	Regional Management Corp.	6
		352
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.8%
198	Andersons, Inc.	8
597	HF Foods Group, Inc. *	2
240	Ingles Markets, Inc. Class A	16
75	PriceSmart, Inc.	7
330	SpartanNash Co.	6

COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—Continued
119	Sprouts Farmers Market, Inc. *	$19
151	Village Super Market, Inc. Class A	5
184	Weis Markets, Inc.	12
		75
CONTAINERS & PACKAGING—0.9%
4,111	Ardagh Metal Packaging SA	11
406	Greif, Inc. Class A	25
288	Myers Industries, Inc.	4
2,603	O-I Glass, Inc. *	31
743	Pactiv Evergreen, Inc.	13
160	TriMas Corp.	4
		88
DISTRIBUTORS—0.1%
217	A-Mark Precious Metals, Inc.	6
133	GigaCloud Technology, Inc. Class A (Hong Kong)*	3
		9
DIVERSIFIED CONSUMER SERVICES—1.1%
97	Adtalem Global Education, Inc. *	10
199	Carriage Services, Inc.	8
895	Chegg, Inc. *	1
238	European Wax Center, Inc. Class A*	1
201	Frontdoor, Inc. *	12
18	Graham Holdings Co. Class B	17
686	Laureate Education, Inc. *	13
892	Mister Car Wash, Inc. *	7
125	OneSpaWorld Holdings Ltd. (Bahamas)	3
300	Perdoceo Education Corp.	9
102	Strategic Education, Inc.	10
94	Stride, Inc. *	13
		104
DIVERSIFIED REITS—0.8%
309	Alexander & Baldwin, Inc.	5
331	Alpine Income Property Trust, Inc.	6
361	American Assets Trust, Inc.	9
728	Broadstone Net Lease, Inc.	11
331	CTO Realty Growth, Inc.	6
1,159	Empire State Realty Trust, Inc. Class A	11
494	Essential Properties Realty Trust, Inc.	16
218	Gladstone Commercial Corp.	4
868	Global Net Lease, Inc.	6
263	One Liberty Properties, Inc.	7
		81
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
263	Cogent Communications Holdings, Inc.	20
79	IDT Corp. Class B	4
1,497	Liberty Latin America Ltd. Class C (Puerto Rico)*	9
		33
ELECTRIC UTILITIES—0.8%
225	ALLETE, Inc.	15
77	MGE Energy, Inc.	7
238	Otter Tail Corp.	18
553	Portland General Electric Co.	23
343	TXNM Energy, Inc.	16
		79

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—1.0%
384	Array Technologies, Inc. *	$3
524	Atkore, Inc.	43
147	EnerSys	14
4,193	GrafTech International Ltd. *	6
235	LSI Industries, Inc.	5
297	NEXTracker, Inc. Class A*	15
21	Powell Industries, Inc.	5
27	Preformed Line Products Co.	4
645	Shoals Technologies Group, Inc. Class A*	3
112	Thermon Group Holdings, Inc. *	3
		101
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
64	Advanced Energy Industries, Inc.	7
28	Badger Meter, Inc.	6
119	Belden, Inc.	14
4	Climb Global Solutions, Inc.	1
95	ePlus, Inc. *	8
65	Fabrinet (Thailand)*	14
113	Insight Enterprises, Inc. *	20
38	OSI Systems, Inc. *	7
85	PC Connection, Inc.	6
60	Plexus Corp. *	8
96	Rogers Corp. *	9
226	Sanmina Corp. *	19
125	ScanSource, Inc. *	5
275	TTM Technologies, Inc. *	7
1,292	Vishay Intertechnology, Inc.	22
		153
ENERGY EQUIPMENT & SERVICES—1.9%
387	Archrock, Inc.	11
285	Atlas Energy Solutions, Inc.	7
1,760	Borr Drilling Ltd. (Mexico)*	6
181	Cactus, Inc. Class A	11
810	ChampionX Corp.	23
537	Helmerich & Payne, Inc.	17
171	Kodiak Gas Services, Inc.	8
1,044	Liberty Energy, Inc.	19
87	Nabors Industries Ltd. *	5
658	Noble Corp. PLC	21
303	Oceaneering International, Inc. *	7
1,039	ProFrac Holding Corp. Class A*	8
2,501	RPC, Inc.	15
153	Seadrill Ltd. (Norway)*	6
63	Solaris Energy Infrastructure, Inc.	2
118	Tidewater, Inc. *	6
252	Valaris Ltd. *	12
		184
ENTERTAINMENT—0.1%
405	Cinemark Holdings, Inc. *	11
651	Vivid Seats, Inc. Class A*	3
		14
FINANCIAL SERVICES—6.3%
1,024	Acacia Research Corp. *	4
186	Banco Latinoamericano de Comercio Exterior SA (Panama)	7
42	Cass Information Systems, Inc.	2
329	Compass Diversified Holdings	7
1,184	Enact Holdings, Inc.	40

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
699	Essent Group Ltd.	$41
249	EVERTEC, Inc. (Puerto Rico)	8
128	Federal Agricultural Mortgage Corp. Class C	25
2	HA Sustainable Infrastructure Capital, Inc.	—
1,628	Jackson Financial, Inc. Class A	153
405	Merchants Bancorp	17
622	Mr. Cooper Group, Inc. *	65
598	NMI Holdings, Inc. *	23
328	Onity Group, Inc. *	12
6,654	Pagseguro Digital Ltd. Class A (Brazil)*	50
391	PennyMac Financial Services, Inc.	41
519	Priority Technology Holdings, Inc. *	5
1,214	Radian Group, Inc.	41
4,592	StoneCo Ltd. Class A (Brazil)*	42
250	SWK Holdings Corp. *	4
734	Velocity Financial, Inc. *	14
155	Walker & Dunlop, Inc.	15
		616
FOOD PRODUCTS—1.0%
111	Alico, Inc.	4
659	B&G Foods, Inc.	4
288	Cal-Maine Foods, Inc.	31
682	Dole PLC	9
72	J&J Snack Foods Corp.	10
75	John B Sanfilippo & Son, Inc.	5
41	Lancaster Colony Corp.	7
469	Mission Produce, Inc. *	6
233	Simply Good Foods Co. *	9
142	Utz Brands, Inc.	2
80	Vital Farms, Inc. *	4
206	WK Kellogg Co.	3
		94
GAS UTILITIES—1.0%
54	Chesapeake Utilities Corp.	7
394	New Jersey Resources Corp.	19
183	Northwest Natural Holding Co.	7
240	ONE Gas, Inc.	17
250	Southwest Gas Holdings, Inc.	19
356	Spire, Inc.	25
		94
GROUND TRANSPORTATION—0.8%
132	ArcBest Corp.	13
272	Covenant Logistics Group, Inc.	7
579	Heartland Express, Inc.	7
6,975	Hertz Global Holdings, Inc. *	29
207	PAMT Corp. *	3
185	Universal Logistics Holdings, Inc.	8
245	Werner Enterprises, Inc.	9
		76
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
199	Avanos Medical, Inc. *	3
546	Embecta Corp.	10
107	Haemonetics Corp. *	7
470	Inmode Ltd. *	8
43	Integer Holdings Corp. *	6
459	Integra LifeSciences Holdings Corp. *	12
1	iRadimed Corp.	—
136	Lantheus Holdings, Inc. *	13

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
57	Merit Medical Systems, Inc. *	$6
127	Neogen Corp. *	2
35	Semler Scientific, Inc. *	2
90	STAAR Surgical Co. *	2
11	UFP Technologies, Inc. *	3
89	Utah Medical Products, Inc.	5
277	Varex Imaging Corp. *	4
		83
HEALTH CARE PROVIDERS & SERVICES—2.2%
719	AMN Healthcare Services, Inc. *	20
13,438	Community Health Systems, Inc. *	43
195	Concentra Group Holdings Parent, Inc.	5
485	Cross Country Healthcare, Inc. *	9
406	Enhabit, Inc. *	3
140	Ensign Group, Inc.	20
45	HealthEquity, Inc. *	5
42	National HealthCare Corp.	4
268	National Research Corp.	5
622	Option Care Health, Inc. *	19
622	Owens & Minor, Inc. *	9
581	Patterson Cos., Inc.	18
83	Pediatrix Medical Group, Inc. *	1
87	Progyny, Inc. *	2
1,259	Select Medical Holdings Corp.	25
147	Sonida Senior Living, Inc. *	3
636	Surgery Partners, Inc. *	16
80	U.S. Physical Therapy, Inc.	7
		214
HEALTH CARE REITS—0.4%
290	CareTrust REIT, Inc.	8
378	Global Medical REIT, Inc.	3
174	National Health Investors, Inc.	12
765	Sabra Health Care REIT, Inc.	13
280	Strawberry Fields REIT, Inc.	3
59	Universal Health Realty Income Trust	2
		41
HEALTH CARE TECHNOLOGY—0.0%
18	HealthStream, Inc.	1
84	Simulations Plus, Inc.	3
		4
HOTEL & RESORT REITS—0.8%
800	Apple Hospitality REIT, Inc.	12
1,013	Braemar Hotels & Resorts, Inc.	3
727	DiamondRock Hospitality Co.	6
415	Pebblebrook Hotel Trust	5
1,002	RLJ Lodging Trust	10
190	Ryman Hospitality Properties, Inc.	20
3,449	Service Properties Trust	10
663	Sunstone Hotel Investors, Inc.	8
316	Xenia Hotels & Resorts, Inc.	5
		79
HOTELS, RESTAURANTS & LEISURE—2.6%
596	Bloomin' Brands, Inc.	7
55	Brinker International, Inc. *	10
69	Cracker Barrel Old Country Store, Inc.	4
388	Dave & Buster’s Entertainment, Inc. *	10
851	Denny’s Corp. *	5

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
383	Dine Brands Global, Inc.	$12
127	El Pollo Loco Holdings, Inc. *	1
584	Everi Holdings, Inc. *	8
216	First Watch Restaurant Group, Inc. *	5
318	Golden Entertainment, Inc.	10
669	Hilton Grand Vacations, Inc. *	28
477	Inspired Entertainment, Inc. *	5
2,397	International Game Technology PLC	41
243	Jack in the Box, Inc.	10
66	Monarch Casino & Resort, Inc.	6
85	Nathan’s Famous, Inc.	7
180	Papa John’s International, Inc.	7
210	PlayAGS, Inc. *	3
531	Red Rock Resorts, Inc. Class A	26
393	Six Flags Entertainment Corp.	17
549	Super Group SGHC Ltd. (Guernsey)	4
771	Target Hospitality Corp. *	7
467	United Parks & Resorts, Inc. *	25
		258
HOUSEHOLD DURABLES—3.8%
287	Beazer Homes USA, Inc. *	6
26	Cavco Industries, Inc. *	13
296	Century Communities, Inc.	23
223	Champion Homes, Inc. *	21
1,058	Cricut, Inc. Class A	6
680	Dream Finders Homes, Inc. Class A*	16
307	Green Brick Partners, Inc. *	18
158	Helen of Troy Ltd. *	10
112	Hovnanian Enterprises, Inc. Class A*	15
63	Installed Building Products, Inc.	12
605	KB Home	41
251	Landsea Homes Corp. *	2
179	La-Z-Boy, Inc.	8
145	Legacy Housing Corp. *	4
166	LGI Homes, Inc. *	15
244	Lifetime Brands, Inc.	2
221	M/I Homes, Inc. *	28
631	Meritage Homes Corp.	49
244	Sonos, Inc. *	3
840	Taylor Morrison Home Corp. *	54
768	Tri Pointe Homes, Inc. *	28
312	United Homes Group, Inc. *	1
		375
HOUSEHOLD PRODUCTS—0.2%
277	Central Garden & Pet Co. *	10
229	Energizer Holdings, Inc.	8
		18
INDUSTRIAL REITS—0.3%
151	Innovative Industrial Properties, Inc.	11
1,075	LXP Industrial Trust	9
137	Terreno Realty Corp.	9
		29
INSURANCE—2.6%
1,371	Ambac Financial Group, Inc. *	16
746	CNO Financial Group, Inc.	30
190	Enstar Group Ltd. *	62
154	F&G Annuities & Life, Inc.	7
538	Fidelis Insurance Holdings Ltd. (United Kingdom)	9

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
4,897	Genworth Financial, Inc. *	$35
252	Greenlight Capital Re Ltd. Class A*	3
550	Hamilton Insurance Group Ltd. Class B (Bermuda)*	11
36	HCI Group, Inc.	4
162	Horace Mann Educators Corp.	6
6	Investors Title Co.	1
260	James River Group Holdings Ltd.	1
351	Kingsway Financial Services, Inc. (Canada)*	3
44	Palomar Holdings, Inc. *	5
315	ProAssurance Corp. *	5
191	Selective Insurance Group, Inc.	16
619	SiriusPoint Ltd. (Sweden)*	9
213	Skyward Specialty Insurance Group, Inc. *	10
201	Stewart Information Services Corp.	13
244	Tiptree, Inc.	5
		251
INTERACTIVE MEDIA & SERVICES—0.3%
73	Cargurus, Inc. *	3
375	Cars.com, Inc. *	7
114	Shutterstock, Inc.	3
133	Yelp, Inc. *	5
180	Ziff Davis, Inc. *	10
		28
IT SERVICES—0.2%
165	ASGN, Inc. *	14
1,515	Information Services Group, Inc.	5
		19
LEISURE PRODUCTS—0.4%
225	Acushnet Holdings Corp.	15
190	Malibu Boats, Inc. Class A*	7
431	Marine Products Corp.	4
1,370	Topgolf Callaway Brands Corp. *	11
		37
LIFE SCIENCES TOOLS & SERVICES—0.2%
3,091	Maravai LifeSciences Holdings, Inc. Class A*	15
MACHINERY—3.3%
65	Alamo Group, Inc.	12
104	Albany International Corp. Class A	8
175	Atmus Filtration Technologies, Inc.	7
79	Chart Industries, Inc. *	17
176	Douglas Dynamics, Inc.	5
32	Enpro, Inc.	6
54	ESCO Technologies, Inc.	7
81	Federal Signal Corp.	8
130	Franklin Electric Co., Inc.	13
217	Gencor Industries, Inc. *	3
147	Greenbrier Cos., Inc.	10
121	Helios Technologies, Inc.	5
302	Hillenbrand, Inc.	10
786	Hillman Solutions Corp. *	8
66	JBT Marel Corp.	9
21	Kadant, Inc.	8
410	Kennametal, Inc.	10
69	Lindsay Corp.	9
69	Miller Industries, Inc.	5
502	Mueller Industries, Inc.	40
294	Mueller Water Products, Inc. Class A	7

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
156	Omega Flex, Inc.	$6
232	REV Group, Inc.	8
165	Shyft Group, Inc.	2
68	SPX Technologies, Inc. *	10
68	Tennant Co.	6
388	Terex Corp.	19
949	Titan International, Inc. *	8
587	Trinity Industries, Inc.	22
378	Wabash National Corp.	6
82	Watts Water Technologies, Inc. Class A	17
429	Worthington Enterprises, Inc.	18
		329
MARINE TRANSPORTATION—1.1%
2,493	Costamare, Inc. (Monaco)	29
2,276	Golden Ocean Group Ltd. (Norway)	21
305	Matson, Inc.	43
633	Pangaea Logistics Solutions Ltd.	3
2,145	Safe Bulkers, Inc. (Monaco)	8
		104
MEDIA—3.0%
1,522	AMC Networks, Inc. Class A*	15
62	Cable One, Inc.	19
6,668	Clear Channel Outdoor Holdings, Inc. *	9
872	Gannett Co., Inc. *	4
8,711	Gray Media, Inc.	33
1,818	John Wiley & Sons, Inc. Class A	74
1,730	National CineMedia, Inc. *	11
99	Scholastic Corp.	2
4,914	Sinclair, Inc.	72
1,500	Stagwell, Inc. *	9
2,378	TEGNA, Inc.	43
197	Thryv Holdings, Inc. *	4
		295
METALS & MINING—1.9%
248	Alpha Metallurgical Resources, Inc. *	45
27	Carpenter Technology Corp.	5
425	Century Aluminum Co. *	8
915	Commercial Metals Co.	44
1,266	Constellium SE *	13
46	Kaiser Aluminum Corp.	3
47	Materion Corp.	5
363	Metallus, Inc. *	5
114	Olympic Steel, Inc.	4
406	Ramaco Resources, Inc. Class A	4
5	Ramaco Resources, Inc. Class B	—
801	Ryerson Holding Corp.	18
868	SunCoke Energy, Inc.	8
474	Warrior Met Coal, Inc.	25
92	Worthington Steel, Inc.	3
		190
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.8%
472	Apollo Commercial Real Estate Finance, Inc.	4
1,211	Arbor Realty Trust, Inc.	16
983	ARES Commercial Real Estate Corp.	6
380	Blackstone Mortgage Trust, Inc. Class A	7
150	Chicago Atlantic Real Estate Finance, Inc.	2
22	Chimera Investment Corp.	—
293	Ellington Financial, Inc.	4

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
251	Franklin BSP Realty Trust, Inc.	$3
1,735	Granite Point Mortgage Trust, Inc.	5
163	KKR Real Estate Finance Trust, Inc.	2
739	Ladder Capital Corp.	8
89	MFA Financial, Inc.	1
291	Nexpoint Real Estate Finance, Inc.	4
339	PennyMac Mortgage Investment Trust	5
1,255	Ready Capital Corp.	8
129	Redwood Trust, Inc.	1
284	Two Harbors Investment Corp.	4
		80
MULTI-UTILITIES—0.5%
405	Avista Corp.	15
335	Black Hills Corp.	20
309	Northwestern Energy Group, Inc.	16
		51
OFFICE REITS—1.1%
1,727	Brandywine Realty Trust	9
1,449	City Office REIT, Inc.	8
450	COPT Defense Properties	13
900	Douglas Emmett, Inc.	17
524	Easterly Government Properties, Inc.	6
1,570	Franklin Street Properties Corp.	3
3,509	Hudson Pacific Properties, Inc.	11
1,894	Paramount Group, Inc.	9
1,138	Piedmont Office Realty Trust, Inc. Class A	10
465	Postal Realty Trust, Inc. Class A	6
304	SL Green Realty Corp.	21
		113
OIL, GAS & CONSUMABLE FUELS—9.6%
609	Amplify Energy Corp. *	3
564	Ardmore Shipping Corp. (Ireland)	7
1,440	Berry Corp.	6
771	California Resources Corp.	38
116	Centrus Energy Corp. Class A*	10
1,929	CNX Resources Corp. *	53
1,988	Comstock Resources, Inc. *	37
314	Core Natural Resources, Inc.	28
354	Crescent Energy Co. Class A	5
1,625	CVR Energy, Inc.	31
740	Delek U.S. Holdings, Inc.	13
525	DHT Holdings, Inc.	6
449	Dorian LPG Ltd.	11
613	Evolution Petroleum Corp.	3
307	Excelerate Energy, Inc. Class A	9
607	FLEX LNG Ltd. (Norway)	16
547	Golar LNG Ltd. (Cameroon)	22
728	Granite Ridge Resources, Inc.	5
196	Gulfport Energy Corp. *	35
947	HighPeak Energy, Inc.	13
618	International Seaways, Inc.	24
280	Kinetik Holdings, Inc.	18
7,112	Kosmos Energy Ltd. (Ghana)*	23
1,508	Magnolia Oil & Gas Corp. Class A	36
1,916	Murphy Oil Corp.	51
1,248	Northern Oil & Gas, Inc.	45
1,089	Par Pacific Holdings, Inc. *	18
3,442	PBF Energy, Inc. Class A	101
3,077	Peabody Energy Corp.	56

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
20	PrimeEnergy Resources Corp. *	$4
108	REX American Resources Corp. *	5
181	Riley Exploration Permian, Inc.	6
2,936	Ring Energy, Inc. *	4
738	Scorpio Tankers, Inc. (Monaco)	35
1,522	SFL Corp. Ltd. (Norway)	16
348	Sitio Royalties Corp. Class A	7
1,513	SM Energy Co.	57
1,146	Talos Energy, Inc. *	11
2,241	Teekay Corp. Ltd. (Bermuda)	16
431	Teekay Tankers Ltd. Class A (Canada)	18
1,566	VAALCO Energy, Inc.	6
942	Vital Energy, Inc. *	30
199	Vitesse Energy, Inc.	5
3,118	W&T Offshore, Inc.	5
		948
PAPER & FOREST PRODUCTS—0.3%
83	Clearwater Paper Corp. *	3
323	Sylvamo Corp.	26
		29
PASSENGER AIRLINES—0.3%
59	Allegiant Travel Co.	6
101	SkyWest, Inc. *	12
509	Sun Country Airlines Holdings, Inc. *	9
		27
PERSONAL CARE PRODUCTS—0.6%
280	Edgewell Personal Care Co.	9
3,146	Herbalife Ltd. *	17
109	Interparfums, Inc.	15
349	Medifast, Inc. *	6
586	Nu Skin Enterprises, Inc. Class A	4
6,551	Olaplex Holdings, Inc. *	10
		61
PHARMACEUTICALS—0.6%
226	Amphastar Pharmaceuticals, Inc. *	8
193	Collegium Pharmaceutical, Inc. *	6
166	Contineum Therapeutics, Inc. Class A*	1
101	Corcept Therapeutics, Inc. *	7
210	Harmony Biosciences Holdings, Inc. *	8
518	Innoviva, Inc. *	10
306	Phibro Animal Health Corp. Class A	7
128	Prestige Consumer Healthcare, Inc. *	10
485	SIGA Technologies, Inc.	3
		60
PROFESSIONAL SERVICES—1.6%
82	Barrett Business Services, Inc.	4
102	CBIZ, Inc. *	9
15	CRA International, Inc.	3
228	ExlService Holdings, Inc. *	11
71	Exponent, Inc.	7
221	First Advantage Corp. *	4
208	Forrester Research, Inc. *	3
90	Heidrick & Struggles International, Inc.	4
161	HireQuest, Inc.	2
53	Huron Consulting Group, Inc. *	7
190	IBEX Holdings Ltd. *	4
52	ICF International, Inc.	6

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
106	Insperity, Inc.	$8
112	Kforce, Inc.	6
284	Korn Ferry	20
180	Maximus, Inc.	14
330	Mistras Group, Inc. *	3
268	Resources Connection, Inc.	2
246	TriNet Group, Inc.	23
886	TTEC Holdings, Inc.	3
381	Verra Mobility Corp. *	10
		153
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
560	American Realty Investors, Inc. *	8
1,133	Anywhere Real Estate, Inc. *	4
1,797	Cushman & Wakefield PLC *	25
473	Forestar Group, Inc. *	11
80	FRP Holdings, Inc. *	2
886	Kennedy-Wilson Holdings, Inc.	8
53	Marcus & Millichap, Inc.	2
628	Newmark Group, Inc. Class A	9
107	St. Joe Co.	5
96	Tejon Ranch Co. *	2
368	Transcontinental Realty Investors, Inc. *	10
		86
RESIDENTIAL REITS—0.3%
89	BRT Apartments Corp.	2
89	Centerspace	5
1,334	Clipper Realty, Inc.	5
678	Independence Realty Trust, Inc.	13
		25
RETAIL REITS—1.1%
231	Acadia Realty Trust	5
17	Curbline Properties Corp.	—
188	Getty Realty Corp.	6
184	InvenTrust Properties Corp.	5
799	Kite Realty Group Trust	19
899	Macerich Co.	19
359	NETSTREIT Corp.	5
386	Phillips Edison & Co., Inc.	14
164	Saul Centers, Inc.	6
268	SITE Centers Corp.	4
321	Tanger, Inc.	11
444	Urban Edge Properties	9
176	Whitestone REIT	2
		105
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
255	ACM Research, Inc. Class A*	5
279	Alpha & Omega Semiconductor Ltd. *	11
172	Axcelis Technologies, Inc. *	12
256	Diodes, Inc. *	15
610	Everspin Technologies, Inc. *	4
110	FormFactor, Inc. *	4
202	Kulicke & Soffa Industries, Inc. (Singapore)	9
79	NVE Corp.	6
572	Photronics, Inc. *	13
203	Ultra Clean Holdings, Inc. *	8
133	Veeco Instruments, Inc. *	3
		90

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—1.1%
309	A10 Networks, Inc.	$6
219	ACI Worldwide, Inc. *	12
31	Commvault Systems, Inc. *	5
425	Consensus Cloud Solutions, Inc. *	12
603	eGain Corp. *	3
64	InterDigital, Inc.	12
1,560	NCR Voyix Corp. *	19
194	Progress Software Corp.	11
49	Qualys, Inc. *	7
141	Red Violet, Inc.	5
232	ReposiTrak, Inc.	5
375	Rimini Street, Inc. *	1
149	Verint Systems, Inc. *	4
3,495	WM Technology, Inc. *	5
		107
SPECIALIZED REITS—0.5%
351	Farmland Partners, Inc.	4
247	Four Corners Property Trust, Inc.	7
617	Outfront Media, Inc.	11
292	PotlatchDeltic Corp.	13
452	Safehold, Inc.	7
1,913	Uniti Group, Inc.	11
		53
SPECIALTY RETAIL—4.2%
124	Abercrombie & Fitch Co. Class A*	15
573	Academy Sports & Outdoors, Inc.	30
747	American Eagle Outfitters, Inc.	12
89	America’s Car-Mart, Inc. *	4
438	Arhaus, Inc.	5
1,427	Arko Corp.	10
178	Asbury Automotive Group, Inc. *	53
96	Boot Barn Holdings, Inc. *	15
412	Buckle, Inc.	20
154	Build-A-Bear Workshop, Inc.	7
247	Caleres, Inc.	5
701	Camping World Holdings, Inc. Class A	16
69	Citi Trends, Inc. *	2
784	Designer Brands, Inc. Class A	4
427	Destination XL Group, Inc. *	1
198	Foot Locker, Inc. *	4
102	Group 1 Automotive, Inc.	47
197	Haverty Furniture Cos., Inc.	4
88	J Jill, Inc.	2
2,486	Leslie’s, Inc. *	5
337	MarineMax, Inc. *	10
289	Monro, Inc.	6
404	ODP Corp. *	9
204	OneWater Marine, Inc. Class A*	4
220	Revolve Group, Inc. *	7
1,727	Sally Beauty Holdings, Inc. *	19
131	Shoe Carnival, Inc.	4
380	Signet Jewelers Ltd.	22
292	Sleep Number Corp. *	5
249	Sonic Automotive, Inc. Class A	18
293	Tile Shop Holdings, Inc. *	2
351	Torrid Holdings, Inc. *	2
265	Upbound Group, Inc.	8
371	Urban Outfitters, Inc. *	21
443	Victoria’s Secret & Co. *	16
		414

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
329	CompoSecure, Inc. Class A	$5
133	CPI Card Group, Inc. *	4
1,427	Diebold Nixdorf, Inc. *	62
1,151	Eastman Kodak Co. *	8
340	Immersion Corp.	3
		82
TEXTILES, APPAREL & LUXURY GOODS—0.7%
232	G-III Apparel Group Ltd. *	7
1,747	Hanesbrands, Inc. *	14
172	Kontoor Brands, Inc.	16
387	Movado Group, Inc.	7
81	Oxford Industries, Inc.	7
362	Steven Madden Ltd.	15
		66
TOBACCO—0.1%
42	Turning Point Brands, Inc.	3
196	Universal Corp.	10
		13
TRADING COMPANIES & DISTRIBUTORS—2.9%
84	Applied Industrial Technologies, Inc.	22
287	Beacon Roofing Supply, Inc. *	34
109	BlueLinx Holdings, Inc. *	12
308	Boise Cascade Co.	39
839	Custom Truck One Source, Inc. *	4
624	DNOW, Inc. *	9
97	DXP Enterprises, Inc. *	10
77	FTAI Aviation Ltd.	8
134	GATX Corp.	22
169	Global Industrial Co.	4
257	GMS, Inc. *	22

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
118	H&E Equipment Services, Inc.	$10
143	Herc Holdings, Inc.	29
597	Hudson Technologies, Inc. *	3
114	Karat Packaging, Inc.	4
85	McGrath RentCorp	10
423	MRC Global, Inc. *	6
365	Rush Enterprises, Inc. Class A	22
304	Titan Machinery, Inc. *	6
34	Willis Lease Finance Corp.	7
		283
WATER UTILITIES—0.4%
168	American States Water Co.	12
129	California Water Service Group	6
171	Global Water Resources, Inc.	2
266	Pure Cycle Corp. *	3
195	SJW Group	10
122	York Water Co.	4
		37
WIRELESS TELECOMMUNICATION SERVICES—0.1%
507	Gogo, Inc. *	4
143	Telephone & Data Systems, Inc.	5
		9
TOTAL COMMON STOCKS (Cost $9,736)		9,812
TOTAL INVESTMENTS—99.8% (Cost $9,736)		9,812
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		20
TOTAL NET ASSETS—100%		$9,832

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Short-Term Investments—84.3%
Principal Amount		Value
U.S. TREASURY BILLS—84.3%
	U.S. Treasury Bills
$12,079	4.178%—03/04/2025†	$12,038
6,565	4.182%—04/24/2025†	6,504
78,496	4.199%—03/18/2025†	78,100
40,429	4.205%—03/27/2025†	40,182
10,075	4.208%—02/20/2025†	10,055
80,841	4.338%—02/18/2025†	80,698
7,074	4.394%—02/20/2025†	7,060
TOTAL SHORT-TERM INVESTMENTS (Cost $234,582)		234,637
TOTAL INVESTMENTS—84.3% (Cost $234,582)		234,637
CASH AND OTHER ASSETS, LESS LIABILITIES—15.7%		43,675
TOTAL NET ASSETS—100%		$278,312

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	02/28/2025	Monthly	$278,201	$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of January 31, 2025.

Commodity	Weight
Gold	40.1%
RBOB Gasoline	9.9
GasOil	7.9
Heating Oil	6.9
Corn	3.0
Brent Crude Oil	2.9
Soybeans	2.8
Sugar	2.8
Coffee	2.2
Soybean Oil	2.1
Aluminum	2.0
Cocoa	2.0
Copper	2.0
KC Wheat	2.0
Lean Hogs	2.0
Wheat	2.0
Nickel	1.9
Soymeal	1.9
Cotton	1.8
Zinc	1.8
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—12.9%
Principal Amount		Value
$250	Apidos CLO XXXV Ltd. Series 2021-35A Cl. A 5.605% (3 Month USD Term SOFR + 1.312%) 04/20/2034[1,2]	$250
125	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Cl. A 5.230%—12/20/2030[1]	126
250	CIFC Funding Ltd. Series 2024-3A Cl. A1 5.773% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	252
146	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	133
149	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	136
84	Jersey Mike’s Funding LLC Series 2024-1A Cl. A2 5.636%—02/15/2055[1]	84
110	NextGear Floorplan Master Owner Trust Series 2024-2A Cl. A2 4.420%—09/15/2029[1]	109
250	Palmer Square CLO Ltd. Series 2020-3A Cl. A1R2 6.174% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	251
237	Planet Fitness Master Issuer LLC Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	221
100	Progress Residential Trust Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	92
	SBA Small Business Investment Cos.
127	Series 2023-10A Cl. 1 5.168%—03/10/2033	129
132	Series 2023-10B Cl. 1 5.688%—09/10/2033	135
		264
	SBA Tower Trust
100	1.631%—05/15/2051[1]	94
102	6.599%—11/15/2052[1]	105
		199
128	Servpro Master Issuer LLC Series 2019-1A Cl. A2 3.882%—10/25/2049[1]	125
113	Small Business Administration Participation Certificates Series 2024-25G Cl. 1 4.890%—07/01/2049	112
141	Subway Funding LLC Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	142
147	Taco Bell Funding LLC Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	131
148	Tricon Residential Trust Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	148
	U.S. Small Business Administration
127	Series 2017-20I Cl. 1 2.590%—09/01/2037	114

Asset-Backed Securities—Continued
Principal Amount		Value
$90	Series 2010-20G Cl. 1 3.800%—07/01/2030	$87
118	Series 2024-25E Cl. 1 5.240%—05/01/2049	120
128	Series 2024-25D Cl. 1 5.380%—04/01/2049	131
		452
25	Uniti Fiber ABS Issuer LLC Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	25
187	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	177
116	Wendy’s Funding LLC Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	114
Total Asset-Backed Securities (Cost $3,488)		3,543

Collateralized Mortgage Obligations—10.6%

165	Bank Series 2020-BN30 Cl. A4 1.925%—12/15/2053	138
	Benchmark Mortgage Trust
150	Series 2020-B22 Cl. ASB 1.731%—01/15/2054	137
169	Series 2021-B28 Cl. A5 2.224%—08/15/2054	142
		279
150	BMO Mortgage Trust Series 2024-5C4 Cl. A3 6.526%—05/15/2057[2]	158
	BX Commercial Mortgage Trust
129	Series 2024-XL5 Cl. A 5.698% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	129
97	Series 2024-XL4 Cl. A 5.748% (1 Month USD Term SOFR + 1.442%) 02/15/2039[1,2]	98
		227
125	BX Trust Series 2024-BIO Cl. A 5.948% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	125
125	Citigroup Commercial Mortgage Trust Series 2015-P1 Cl. A5 3.717%—09/15/2048	124
137	Citigroup Mortgage Loan Trust Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	136
49	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,2]	49
154	GS Mortgage Securities Corp. Trust Series 2023-SHIP Cl. A 4.322%—09/10/2038[1,2]	152
94	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	94

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	JP Morgan Mortgage Trust
$195	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	$179
122	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	121
112	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	113
66	Series 2024-6 Cl. A6 6.000%—12/25/2054[1,2]	67
		480
141	JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Cl. A4 3.770%—12/15/2048	140
132	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 6.196% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	133
	Sequoia Mortgage Trust
97	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	97
115	Series 2024-6 Cl. A5 6.000%—07/27/2054[1,2]	116
101	Series 2024-7 Cl. A11 6.000%—08/25/2054[1,2]	101
		314
90	Towd Point Mortgage Trust Series 2018-3 Cl. A1 3.750%—05/25/2058[1,2]	88
	Wells Fargo Commercial Mortgage Trust
143	Series 2015-C28 Cl. A4 3.540%—05/15/2048	142
150	Series 2015-C29 Cl. A4 3.637%—06/15/2048	149
		291
Total Collateralized Mortgage Obligations (Cost $2,888)		2,928

Corporate Bonds & Notes—31.0%

AUTO COMPONENTS—0.5%
171	Aptiv Swiss Holdings Ltd. 4.150%—05/01/2052	123
AUTOMOBILES—1.1%
200	Ford Motor Credit Co. LLC 6.125%—03/08/2034	196
102	General Motors Financial Co., Inc. 5.750%—02/08/2031	103
		299
BANKS—1.9%
200	Barclays PLC 6.490%—09/13/2029[3]	209
200	ING Groep NV 6.114%—09/11/2034[3]	208
99	Truist Financial Corp. MTN 7.161%—10/30/2029[3]	106
		523
CAPITAL MARKETS—5.1%
124	Blackstone Holdings Finance Co. LLC 6.200%—04/22/2033[1]	131

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
$67	Blue Owl Capital Corp. 2.875%—06/11/2028	$61
100	Blue Owl Credit Income Corp. 6.600%—09/15/2029[1]	102
	Brookfield Finance, Inc.
132	2.724%—04/15/2031	115
165	6.300%—01/15/2055[3]	159
		274
101	Golub Capital Private Credit Fund 5.800%—09/12/2029[1]	100
	HPS Corporate Lending Fund
31	5.450%—01/14/2028[1]	31
83	6.750%—01/30/2029[1]	86
		117
140	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	134
60	Main Street Capital Corp. 6.950%—03/01/2029	62
45	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	43
62	Oaktree Strategic Credit Fund 8.400%—11/14/2028	67
	Sixth Street Lending Partners
50	5.750%—01/15/2030	49
86	6.500%—03/11/2029	88
		137
200	UBS Group AG 2.746%—02/11/2033[1,3]	169
		1,397
COMMERCIAL SERVICES & SUPPLIES—0.7%
75	Brink’s Co. 6.750%—06/15/2032[1]	76
147	Triton Container International Ltd./TAL International Container Corp. 3.250%—03/15/2032	126
		202
CONSUMER FINANCE—0.2%
54	SLM Corp. 6.500%—01/31/2030	55
DIVERSIFIED FINANCIAL SERVICES—3.5%
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	150
99	Air Lease Corp. 1.875%—08/15/2026	95
71	Aircastle Ltd. 5.950%—02/15/2029[1]	73
83	Aviation Capital Group LLC 4.125%—08/01/2025[1]	83
250	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,3]	239
86	GGAM Finance Ltd. 8.000%—02/15/2027[1]	89
136	Jane Street Group/JSG Finance, Inc. 6.125%—11/01/2032[1]	135

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$88	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	$86
		950
ELECTRIC UTILITIES—1.7%
74	Berkshire Hathaway Energy Co. 6.125%—04/01/2036	78
123	CMS Energy Corp. 3.750%—12/01/2050[3]	108
58	Dominion Energy, Inc. 6.875%—02/01/2055[3]	60
40	Exelon Corp. 4.450%—04/15/2046	33
79	National Rural Utilities Cooperative Finance Corp. 7.125%—09/15/2053[3]	82
115	New England Power Co. 5.936%—11/25/2052[1]	116
		477
ELECTRICAL EQUIPMENT—0.7%
200	Sensata Technologies, Inc. 6.625%—07/15/2032[1]	201
ENTERTAINMENT—0.4%
118	Warnermedia Holdings, Inc. 4.279%—03/15/2032	104
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.1%
96	Alexandria Real Estate Equities, Inc. 4.850%—04/15/2049	83
141	COPT Defense Properties LP 2.000%—01/15/2029	125
141	EPR Properties 4.500%—06/01/2027	139
67	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	63
81	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.000%—07/15/2031[1]	83
91	VICI Properties LP 5.750%—04/01/2034	91
		584
FINANCIAL SERVICES—1.1%
80	Charles Schwab Corp. 5.853%—05/19/2034[3]	83
65	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	67
163	Navient Corp. 4.875%—03/15/2028	156
		306
HEALTH CARE PROVIDERS & SERVICES—0.9%
149	CVS Pass-Through Trust 5.926%—01/10/2034[1]	148
88	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	85
		233
INDUSTRIAL CONGLOMERATES—0.7%
200	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	198

Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—1.5%
	Global Atlantic Fin Co.
$157	3.125%—06/15/2031[1]	$136
82	7.950%—06/15/2033[1]	91
		227
195	SBL Holdings, Inc. 5.000%—02/18/2031[1]	176
		403
IT SERVICES—0.2%
65	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	67
MEDIA—0.5%
138	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	139
OIL, GAS & CONSUMABLE FUELS—1.7%
102	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	105
68	Enbridge, Inc. 5.750%—07/15/2080[3]	66
67	HF Sinclair Corp. 5.750%—01/15/2031	67
107	Occidental Petroleum Corp. 0.000%—10/10/2036[4]	60
103	Parkland Corp. 4.625%—05/01/2030[1]	96
80	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	82
		476
PASSENGER AIRLINES—0.6%
39	Delta Air Lines Pass-Through Trust 2.000%—12/10/2029	37
151	United Airlines Pass-Through Trust 2.700%—11/01/2033	134
		171
PHARMACEUTICALS—0.3%
83	Teva Pharmaceutical Finance Netherlands III BV 3.150%—10/01/2026	80
PROFESSIONAL SERVICES—0.3%
86	KBR, Inc. 4.750%—09/30/2028[1]	82
ROAD & RAIL—0.2%
71	Norfolk Southern Corp. 4.050%—08/15/2052	55
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
123	Broadcom, Inc. 4.000%—04/15/2029[1]	119
200	Foundry JV Holdco LLC 6.150%—01/25/2032[1]	204
61	KLA Corp. 5.650%—11/01/2034	63
		386

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—1.0%
$134	Oracle Corp. 3.600%—04/01/2040	$105
172	VMware LLC 1.400%—08/15/2026	163
		268
SPECIALTY RETAIL—1.5%
	Group 1 Automotive, Inc.
62	4.000%—08/15/2028[1]	59
18	6.375%—01/15/2030[1]	18
		77
123	Lithia Motors, Inc. 3.875%—06/01/2029[1]	114
61	Macy’s Retail Holdings LLC 5.875%—03/15/2030[1]	59
102	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	104
53	Wayfair LLC 7.250%—10/31/2029[1]	54
		408
TRADING COMPANIES & DISTRIBUTORS—1.0%
200	Ferguson Finance PLC 4.650%—04/20/2032[1]	192
82	LKQ Corp. 5.750%—06/15/2028	84
		276
WIRELESS TELECOMMUNICATION SERVICES—0.2%
58	Rogers Communications, Inc. 7.500%—08/15/2038	66
Total Corporate Bonds & Notes (Cost $8,398)		8,529

Mortgage Pass-Through—26.3%

	Federal Home Loan Mortgage Corp.
893	2.500%—02/01/2035-04/01/2052	744
549	3.000%—12/01/2046-07/01/2051	477
372	3.500%—05/01/2033-05/01/2035	357
183	4.000%—06/01/2048	170
523	4.500%—01/01/2049-05/01/2053	500
138	5.000%—04/01/2053	134
536	5.500%—10/01/2053-03/01/2054	536
		2,918
	Federal Home Loan Mortgage Corp. REMICS
223	Series 5035 Cl. IJ 2.000%—02/25/2050	27
359	Series 5462 2.000%—05/25/2037	25
329	Series 5347 Cl. AS 2.179% (30 day USD Average SOFR + 6.530%) 10/25/2053[2]	27
170	Series 4733 Cl. EI 5.000%—07/15/2041	26
		105
	Federal Home Loan Mortgage Corp. STRIPS
462	Series 414 Cl. C1 1.500%—03/25/2037	25

Mortgage Pass-Through—Continued
Principal Amount		Value
$350	Series 400 Cl. C14 2.000%—07/25/2037	$25
539	Series 414 Cl. C2 2.000%—04/25/2037	38
		88
	Federal National Mortgage Association
1,392	2.500%—10/01/2035-04/01/2052	1,176
187	3.000%—06/01/2051	162
510	3.500%—10/01/2047-04/01/2050	458
694	4.000%—08/01/2045-04/01/2050	645
303	4.500%—07/01/2048-11/01/2048	290
619	5.000%—07/01/2052-10/01/2052	606
136	5.500%—02/01/2054	134
		3,471
	Federal National Mortgage Association Interest STRIPS
529	Series 433 Cl. C3 2.000%—08/25/2037	39
257	Series 435 Cl. C4 3.000%—10/25/2037	20
		59
	Federal National Mortgage Association REMICS
941	Series 2021-67 Cl. AI 0.130%—10/25/2051[2]	33
474	Series 2020-81 Cl. AI 1.500%—11/25/2035	25
		58
	Government National Mortgage Association
158	2.000%—02/20/2052	127
328	2.500%—09/20/2051	275
128	3.500%—05/20/2052	115
		517
566	Government National Mortgage Association REMICS Series 2019-35 Cl. SE 1.730% (1 Month USD Term SOFR +6.036%) 01/16/2044[2]	27
Total Mortgage Pass-Through (Cost $7,224)		7,243

Municipal Bonds—0.5%

(Cost $124)
124	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	125

U.S. Government Obligations—17.4%

	U.S. Treasury Bonds
1,932	4.250%—02/15/2054-08/15/2054	1,760
2,255	4.500%—02/15/2044	2,158
50	4.625%—05/15/2044	49
		3,967
	U.S. Treasury Notes
124	4.000%—02/15/2034	119

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
U.S. Government Obligations—Continued
Principal Amount		Value
$92	4.125%—11/30/2029	$91
615	4.250%—11/15/2034	601
		811
Total U.S. Government Obligations (Cost $4,862)		4,778
TOTAL INVESTMENTS—98.7% (Cost $26,984)		27,146
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		350
TOTAL NET ASSETS—100.0%		$27,496

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $8,636 or 31% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
4
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—95.7%
Shares		Value
BANKS—3.9%
154,403	Bank of America Corp.	$7,149
20,338	M&T Bank Corp.	4,093
		11,242
BEVERAGES—2.4%
107,497	Coca-Cola Co.	6,824
CAPITAL MARKETS—5.9%
11,610	Ameriprise Financial, Inc.	6,308
33,008	ARES Management Corp. Class A	6,543
156,903	Blue Owl Capital, Inc.	4,081
		16,932
COMMERCIAL SERVICES & SUPPLIES—3.4%
34,067	Cintas Corp.	6,833
57,287	Rollins, Inc.	2,835
		9,668
CONSTRUCTION MATERIALS—1.3%
13,135	Vulcan Materials Co.	3,601
ELECTRIC UTILITIES—3.4%
15,084	Constellation Energy Corp.	4,525
74,023	NextEra Energy, Inc.	5,297
		9,822
FINANCIAL SERVICES—2.5%
39,575	Fidelity National Information Services, Inc.	3,224
34,321	Global Payments, Inc.	3,873
		7,097
GROUND TRANSPORTATION—2.2%
105,548	CSX Corp.	3,469
11,525	Union Pacific Corp.	2,856
		6,325
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
48,473	Medtronic PLC	4,402
HEALTH CARE PROVIDERS & SERVICES—2.5%
13,093	UnitedHealth Group, Inc.	7,103
HOTELS, RESTAURANTS & LEISURE—1.5%
23,855	Texas Roadhouse, Inc.	4,320
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.0%
34,406	Vistra Corp.	5,781
INDUSTRIAL REITS—1.3%
111,014	STAG Industrial, Inc.	3,794
INSURANCE—9.0%
90,082	American International Group, Inc.	6,635
36,736	Arthur J Gallagher & Co.	11,088
27,283	Primerica, Inc.	7,917
		25,640

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—3.0%
12,457	Meta Platforms, Inc. Class A	$8,585
IT SERVICES—1.0%
7,461	Accenture PLC Class A (Ireland)	2,872
MACHINERY—4.4%
13,093	Cummins, Inc.	4,664
101,226	Mueller Industries, Inc.	7,972
		12,636
MEDIA—1.6%
111,819	John Wiley & Sons, Inc. Class A	4,577
OIL, GAS & CONSUMABLE FUELS—2.0%
104,489	Williams Cos., Inc.	5,792
PHARMACEUTICALS—9.3%
10,762	Eli Lilly & Co.	8,729
60,888	Merck & Co., Inc.	6,017
276,603	Pfizer, Inc.	7,335
85,676	Sanofi SA ADR[1]	4,656
		26,737
PROFESSIONAL SERVICES—1.3%
55,804	Robert Half, Inc.	3,616
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.4%
90,040	Broadcom, Inc.	19,923
84,108	Microchip Technology, Inc.	4,567
25,677	NXP Semiconductors NV (China)	5,355
		29,845
SOFTWARE—6.0%
41,143	Microsoft Corp.	17,077
SPECIALTY RETAIL—6.7%
24,448	Dick’s Sporting Goods, Inc.	5,869
39,024	TJX Cos., Inc.	4,870
81,989	Tractor Supply Co.	4,457
18,135	Williams-Sonoma, Inc.	3,833
		19,029
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.8%
58,261	Apple, Inc.	13,750
TEXTILES, APPAREL & LUXURY GOODS—2.4%
95,379	Tapestry, Inc.	6,957
TOTAL COMMON STOCKS (Cost $212,875)		274,024
TOTAL INVESTMENTS—95.7% (Cost $212,875)		274,024
CASH AND OTHER ASSETS, LESS LIABILITIES—4.3%		12,235
TOTAL NET ASSETS—100%		$286,259

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.2%
Shares		Value
BIOTECHNOLOGY—41.4%
13,446	89bio, Inc. *	$129
1,068	Alnylam Pharmaceuticals, Inc. *	290
18,870	Ascendis Pharma AS ADR (Denmark)*,1	2,466
5,897	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	79
1,598	Cytokinetics, Inc. *	79
2,068	Insmed, Inc. *	158
41,911	Legend Biotech Corp. ADR*,1	1,597
3,431	Merus NV (Netherlands)*	140
3,084	MoonLake Immunotherapeutics *	142
1,482	Natera, Inc. *	262
3,361	Rhythm Pharmaceuticals, Inc. *	200
14,863	Rocket Pharmaceuticals, Inc. *	160
2,464	Soleno Therapeutics, Inc. *	124
8,153	Vaxcyte, Inc. *	720
1,884	Xenon Pharmaceuticals, Inc. (Canada)*	75
		6,621
HEALTH CARE EQUIPMENT & SUPPLIES—23.5%
2,140	Boston Scientific Corp. *	219
1,848	Cooper Cos., Inc. *	178
8,171	Dexcom, Inc. *	710
2,324	GE HealthCare Technologies, Inc.	205
2,460	Glaukos Corp. *	385
4,814	Haemonetics Corp. *	332
1,315	Insulet Corp. *	366
544	Intuitive Surgical, Inc. *	311
827	iRhythm Technologies, Inc. *	90
5,151	Lantheus Holdings, Inc. *	477
2,830	Masimo Corp. *	493
		3,766

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—15.3%
2,511	Cardinal Health, Inc.	$310
622	Cencora, Inc.	158
1,592	GeneDx Holdings Corp. *	119
20,694	Option Care Health, Inc. *	640
2,237	UnitedHealth Group, Inc.	1,214
		2,441
LIFE SCIENCES TOOLS & SERVICES—6.1%
654	Bio-Rad Laboratories, Inc. Class A*	236
1,967	ICON PLC *	392
1,426	Illumina, Inc. *	189
467	West Pharmaceutical Services, Inc.	159
		976
PHARMACEUTICALS—12.9%
2,107	Eli Lilly & Co.	1,709
3,810	Structure Therapeutics, Inc. ADR*,1	114
13,454	Teva Pharmaceutical Industries Ltd. ADR (Israel)*,1	239
		2,062
TOTAL COMMON STOCKS (Cost $14,887)		15,866
TOTAL INVESTMENTS—99.2% (Cost $14,887)		15,866
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		132
TOTAL NET ASSETS—100%		$15,998

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—100.0%
Shares		Value
AEROSPACE & DEFENSE—2.4%
203	L3Harris Technologies, Inc.	$43
97	Lockheed Martin Corp.	45
		88
BANKS—5.4%
363	Cullen/Frost Bankers, Inc.	51
460	East West Bancorp, Inc.	47
411	Pinnacle Financial Partners, Inc.	51
443	SouthState Corp.	47
		196
BIOTECHNOLOGY—1.5%
468	Sarepta Therapeutics, Inc. *	53
BROADLINE RETAIL—1.5%
999	Etsy, Inc. *	55
BUILDING PRODUCTS—1.2%
333	Allegion PLC	44
CAPITAL MARKETS—8.0%
236	Cboe Global Markets, Inc.	48
215	CME Group, Inc.	51
155	Evercore, Inc. Class A	45
102	FactSet Research Systems, Inc.	49
84	MSCI, Inc.	50
607	Nasdaq, Inc.	50
		293
COMMUNICATIONS EQUIPMENT—3.0%
751	Ciena Corp. *	66
1,241	Juniper Networks, Inc.	43
		109
CONSUMER FINANCE—1.4%
729	Synchrony Financial	50
ELECTRIC UTILITIES—2.7%
1,229	Exelon Corp.	49
568	Southern Co.	48
		97
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
662	Trimble, Inc. *	50
ENERGY EQUIPMENT & SERVICES—1.2%
10,979	Transocean Ltd. *	43
FINANCIAL SERVICES—1.4%
92	Mastercard, Inc. Class A	51
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
615	GE HealthCare Technologies, Inc.	54
HEALTH CARE REITS—1.3%
2,381	Healthpeak Properties, Inc.	49
HOTELS, RESTAURANTS & LEISURE—2.7%
21	Booking Holdings, Inc.	99
HOUSEHOLD DURABLES—1.1%
363	PulteGroup, Inc.	41

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—1.2%
522	Colgate-Palmolive Co.	$45
INDUSTRIAL REITS—1.5%
442	Prologis, Inc.	53
INSURANCE—3.7%
476	Arch Capital Group Ltd.	44
575	RLI Corp.	42
193	Travelers Cos., Inc.	48
		134
INTERACTIVE MEDIA & SERVICES—1.6%
279	Alphabet, Inc. Class A	57
IT SERVICES—1.2%
161	MongoDB, Inc. *	44
MACHINERY—4.1%
129	Cummins, Inc.	46
122	Deere & Co.	58
542	Graco, Inc.	46
		150
MEDIA—1.0%
124	Cable One, Inc.	38
METALS & MINING—2.3%
799	Commercial Metals Co.	39
342	Steel Dynamics, Inc.	44
		83
MULTI-UTILITIES—1.4%
567	Ameren Corp.	53
OIL, GAS & CONSUMABLE FUELS—2.4%
427	ConocoPhillips	42
962	Occidental Petroleum Corp.	45
		87
PASSENGER AIRLINES—1.5%
783	Delta Air Lines, Inc.	53
PHARMACEUTICALS—1.4%
515	Merck & Co., Inc.	51
PROFESSIONAL SERVICES—2.5%
656	Dayforce, Inc. *	46
623	Maximus, Inc.	47
		93
RESIDENTIAL REITS—1.3%
419	Camden Property Trust	48
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.6%
333	Advanced Micro Devices, Inc. *	39
1,853	Intel Corp.	36
319	NVIDIA Corp.	38
494	Silicon Laboratories, Inc. *	67
482	Teradyne, Inc.	56
234	Texas Instruments, Inc.	43
		279

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—19.0%
94	Adobe, Inc. *	$41
154	Autodesk, Inc. *	48
164	Cadence Design Systems, Inc. *	49
698	Dolby Laboratories, Inc. Class A	58
2,356	DoubleVerify Holdings, Inc. *	49
1,846	Dropbox, Inc. Class A*	59
258	Guidewire Software, Inc. *	54
72	Intuit, Inc.	43
120	Microsoft Corp.	50
712	Procore Technologies, Inc. *	57
913	Samsara, Inc. Class A*	47
1,693	SentinelOne, Inc. Class A*	41
46	ServiceNow, Inc. *	47
283	SPS Commerce, Inc. *	52
		695
SPECIALIZED REITS—3.8%
308	Extra Space Storage, Inc.	47
398	Lamar Advertising Co. Class A	50

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—Continued
1,098	National Storage Affiliates Trust	$41
		138
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.2%
222	Apple, Inc.	52
951	Pure Storage, Inc. Class A*	65
		117
TEXTILES, APPAREL & LUXURY GOODS—1.6%
143	Lululemon Athletica, Inc. *	59
TOTAL COMMON STOCKS (Cost $3,586)		3,649
TOTAL INVESTMENTS—100.0% (Cost $3,586)		3,649
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(1)
TOTAL NET ASSETS—100%		$3,648

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—2.5%
22,143	General Electric Co.	$4,507
4,239	L3Harris Technologies, Inc.	899
5,886	Lockheed Martin Corp.	2,725
3,435	Northrop Grumman Corp.	1,674
		9,805
AUTOMOBILES—0.1%
52,812	Ford Motor Co.	532
BANKS—6.0%
151,557	Bank of America Corp.	7,017
61,196	JPMorgan Chase & Co.	16,358
		23,375
BEVERAGES—1.8%
56,315	Coca-Cola Co.	3,575
2,276	Constellation Brands, Inc. Class A	411
19,973	PepsiCo, Inc.	3,010
		6,996
BIOTECHNOLOGY—1.8%
2,698	Alnylam Pharmaceuticals, Inc. *	732
11,936	Amgen, Inc.	3,407
3,923	BioMarin Pharmaceutical, Inc. *	248
27,632	Gilead Sciences, Inc.	2,686
		7,073
BROADLINE RETAIL—6.8%
93,196	Amazon.com, Inc. *	22,151
17,804	eBay, Inc.	1,201
1,504	MercadoLibre, Inc. (Brazil)*	2,891
		26,243
BUILDING PRODUCTS—0.3%
3,907	Builders FirstSource, Inc. *	653
697	Lennox International, Inc.	413
		1,066
CAPITAL MARKETS—4.2%
2,802	ARES Management Corp. Class A	555
3,108	Blackrock, Inc.	3,343
14,558	Blackstone, Inc.	2,578
2,224	Cboe Global Markets, Inc.	455
7,305	CME Group, Inc.	1,728
471	FactSet Research Systems, Inc.	224
12,416	KKR & Co., Inc.	2,074
28,536	Morgan Stanley	3,950
972	MSCI, Inc.	580
7,553	Nasdaq, Inc.	622
		16,109
CHEMICALS—0.9%
20,678	Corteva, Inc.	1,350
24,469	Dow, Inc.	956
13,274	DuPont de Nemours, Inc.	1,019
		3,325
COMMUNICATIONS EQUIPMENT—1.1%
10,865	Arista Networks, Inc. *	1,252
48,912	Cisco Systems, Inc.	2,964
		4,216

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—0.2%
2,966	Quanta Services, Inc.	$912
CONSUMER FINANCE—1.1%
11,983	American Express Co.	3,804
8,755	Synchrony Financial	604
		4,408
ELECTRIC UTILITIES—1.6%
19,858	Duke Energy Corp.	2,224
9,762	Edison International	527
24,899	Exelon Corp.	996
27,416	Southern Co.	2,302
		6,049
ELECTRICAL EQUIPMENT—0.6%
5,533	GE Vernova, Inc.	2,063
1,249	Rockwell Automation, Inc.	348
		2,411
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
2,592	Trimble, Inc. *	194
578	Zebra Technologies Corp. Class A*	227
		421
ENERGY EQUIPMENT & SERVICES—0.6%
22,632	Baker Hughes Co.	1,045
32,862	Schlumberger NV	1,324
		2,369
ENTERTAINMENT—1.6%
5,080	Netflix, Inc. *	4,962
4,917	ROBLOX Corp. Class A*	349
1,422	Spotify Technology SA *	780
		6,091
FINANCIAL SERVICES—2.6%
18,340	Mastercard, Inc. Class A	10,187
FOOD PRODUCTS—0.5%
3,313	Bunge Global SA	252
8,772	General Mills, Inc.	528
20,650	Mondelez International, Inc. Class A	1,197
		1,977
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
6,000	Becton Dickinson & Co.	1,486
47,935	Boston Scientific Corp. *	4,907
11,351	Edwards Lifesciences Corp. *	822
6,654	GE HealthCare Technologies, Inc.	587
7,142	Intuitive Surgical, Inc. *	4,084
3,171	ResMed, Inc.	749
		12,635
HEALTH CARE PROVIDERS & SERVICES—0.1%
1,073	Molina Healthcare, Inc. *	333
HEALTH CARE REITS—0.1%
12,324	Healthpeak Properties, Inc.	255
HOTELS, RESTAURANTS & LEISURE—3.4%
13,957	Airbnb, Inc. Class A*	1,831
1,144	Booking Holdings, Inc.	5,420

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
5,355	Expedia Group, Inc. *	$915
8,823	Hilton Worldwide Holdings, Inc.	2,259
9,094	Marriott International, Inc. Class A	2,643
		13,068
HOUSEHOLD DURABLES—0.1%
3,172	PulteGroup, Inc.	361
HOUSEHOLD PRODUCTS—1.9%
12,037	Colgate-Palmolive Co.	1,043
4,962	Kimberly-Clark Corp.	645
34,295	Procter & Gamble Co.	5,693
		7,381
INDUSTRIAL CONGLOMERATES—0.9%
15,638	Honeywell International, Inc.	3,498
INDUSTRIAL REITS—0.6%
18,420	Prologis, Inc.	2,197
INSURANCE—1.0%
7,391	Arch Capital Group Ltd.	688
4,752	Brown & Brown, Inc.	497
3,291	Cincinnati Financial Corp.	451
6,176	Hartford Financial Services Group, Inc.	689
5,188	Principal Financial Group, Inc.	428
4,779	Travelers Cos., Inc.	1,172
		3,925
INTERACTIVE MEDIA & SERVICES—10.7%
68,595	Alphabet, Inc. Class A	13,995
59,807	Alphabet, Inc. Class C	12,296
21,833	Meta Platforms, Inc. Class A	15,047
		41,338
IT SERVICES—0.9%
682	EPAM Systems, Inc. *	173
933	Gartner, Inc. *	506
10,922	International Business Machines Corp.	2,793
680	MongoDB, Inc. *	186
		3,658
LIFE SCIENCES TOOLS & SERVICES—0.2%
6,000	Agilent Technologies, Inc.	909
MACHINERY—2.1%
11,051	Caterpillar, Inc.	4,105
2,946	Cummins, Inc.	1,049
6,244	Deere & Co.	2,976
		8,130
MEDIA—0.2%
4,890	Trade Desk, Inc. Class A*	580
METALS & MINING—0.7%
52,697	Freeport-McMoRan, Inc.	1,889
5,415	Steel Dynamics, Inc.	694
		2,583
MULTI-UTILITIES—0.5%
6,514	Ameren Corp.	614
8,875	Consolidated Edison, Inc.	832

COMMON STOCKS—Continued
Shares		Value
MULTI-UTILITIES—Continued
5,041	DTE Energy Co.	$604
		2,050
OIL, GAS & CONSUMABLE FUELS—2.6%
48,333	Chevron Corp.	7,211
19,977	Occidental Petroleum Corp.	932
36,348	Williams Cos., Inc.	2,014
		10,157
PASSENGER AIRLINES—0.3%
13,905	Delta Air Lines, Inc.	936
11,896	Southwest Airlines Co.	365
		1,301
PHARMACEUTICALS—6.3%
14,912	Eli Lilly & Co.	12,095
50,847	Johnson & Johnson	7,736
116,715	Pfizer, Inc.	3,095
9,753	Zoetis, Inc.	1,667
		24,593
PROFESSIONAL SERVICES—0.6%
1,404	Amentum Holdings, Inc. *	29
4,873	Automatic Data Processing, Inc.	1,477
2,829	Booz Allen Hamilton Holding Corp.	365
1,457	Broadridge Financial Solutions, Inc.	347
1,404	Jacobs Solutions, Inc.	197
		2,415
RESIDENTIAL REITS—0.2%
2,173	Camden Property Trust	247
1,344	Essex Property Trust, Inc.	383
		630
RETAIL REITS—0.3%
6,463	Simon Property Group, Inc.	1,124
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.0%
18,046	Advanced Micro Devices, Inc. *	2,093
16,746	Applied Materials, Inc.	3,020
48,889	Intel Corp.	950
1,505	KLA Corp.	1,111
10,112	Marvell Technology, Inc.	1,141
215,633	NVIDIA Corp.	25,891
12,913	QUALCOMM, Inc.	2,233
1,765	Teradyne, Inc.	204
11,021	Texas Instruments, Inc.	2,035
		38,678
SOFTWARE—9.0%
5,585	Adobe, Inc. *	2,443
1,027	ANSYS, Inc. *	360
2,107	Atlassian Corp. Class A*	646
2,487	Autodesk, Inc. *	774
2,403	Bentley Systems, Inc. Class B	112
3,109	Cadence Design Systems, Inc. *	925
2,285	Crowdstrike Holdings, Inc. Class A*	910
279	Fair Isaac Corp. *	523
7,406	Fortinet, Inc. *	747
547	HubSpot, Inc. *	426
3,141	Intuit, Inc.	1,889
38,910	Microsoft Corp.	16,150

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
6,576	Palo Alto Networks, Inc. *	$1,213
10,994	Salesforce, Inc.	3,757
2,369	ServiceNow, Inc. *	2,413
1,723	Synopsys, Inc. *	905
2,373	Workday, Inc. Class A*	622
		34,815
SPECIALIZED REITS—0.8%
1,920	Equinix, Inc.	1,754
4,456	Extra Space Storage, Inc.	686
2,365	SBA Communications Corp.	468
		2,908
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.5%
86,528	Apple, Inc.	20,421
15,538	Hewlett Packard Enterprise Co.	329
11,892	HP, Inc.	387
2,533	NetApp, Inc.	309
		21,446
TEXTILES, APPAREL & LUXURY GOODS—0.7%
3,745	Lululemon Athletica, Inc. *	1,551
16,795	NIKE, Inc. Class B	1,292
		2,843

COMMON STOCKS—Continued
Shares		Value
TOBACCO—0.3%
25,564	Altria Group, Inc.	$1,335
TRADING COMPANIES & DISTRIBUTORS—0.6%
1,392	United Rentals, Inc.	1,055
1,315	WW Grainger, Inc.	1,398
		2,453
TOTAL COMMON STOCKS (Cost $268,576)		381,164

EXCHANGE-TRADED FUNDS—1.7%

(Cost $3,660)
CAPITAL MARKETS—1.7%
62,134	Communication Services Select Sector SPDR Fund	6,361
TOTAL INVESTMENTS—100.0% (Cost $272,236)		387,525
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		171
TOTAL NET ASSETS—100%		$387,696

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—1.7%
12,700	Moog, Inc. Class A	$2,307
AUTOMOBILES—0.4%
10,418	Winnebago Industries, Inc.	498
BANKS—5.8%
9,063	Banner Corp.	641
6,430	Byline Bancorp, Inc.	189
9,995	Enterprise Financial Services Corp.	598
35,365	First Hawaiian, Inc.	977
15,113	First Merchants Corp.	672
13,432	Hilltop Holdings, Inc.	405
4,211	HomeStreet, Inc. *	42
8,568	Live Oak Bancshares, Inc.	304
15,336	OceanFirst Financial Corp.	275
7,695	Origin Bancorp, Inc.	292
6,666	Pathward Financial, Inc.	532
19,713	Towne Bank	705
15,657	Trustmark Corp.	587
14,711	Veritex Holdings, Inc.	394
22,583	WaFd, Inc.	670
15,724	WesBanco, Inc.	551
		7,834
BIOTECHNOLOGY—9.4%
33,767	Agios Pharmaceuticals, Inc. *	1,161
23,465	Arcellx, Inc. *	1,599
30,747	Cullinan Therapeutics, Inc. *	325
67,282	Intellia Therapeutics, Inc. *	694
99,610	Ironwood Pharmaceuticals, Inc. *	233
49,371	Kura Oncology, Inc. *	390
40,987	Kymera Therapeutics, Inc. *	1,623
20,522	Nuvalent, Inc. Class A*	1,761
52,616	PTC Therapeutics, Inc. *	2,414
25,607	REGENXBIO, Inc. *	207
30,252	Rhythm Pharmaceuticals, Inc. *	1,798
42,339	Sage Therapeutics, Inc. *	307
41,544	Verve Therapeutics, Inc. *	316
		12,828
BUILDING PRODUCTS—3.0%
18,327	Armstrong World Industries, Inc.	2,768
56,132	Resideo Technologies, Inc. *	1,264
		4,032
CAPITAL MARKETS—5.3%
9,964	Hamilton Lane, Inc. Class A	1,586
18,749	Moelis & Co. Class A	1,468
4,513	Piper Sandler Cos.	1,431
16,267	StepStone Group, Inc. Class A	1,043
25,935	TPG, Inc.	1,744
		7,272
CHEMICALS—3.3%
25,790	Cabot Corp.	2,230
9,627	Koppers Holdings, Inc.	287
16,334	Sensient Technologies Corp.	1,233
68,746	Tronox Holdings PLC	706
		4,456
COMMERCIAL SERVICES & SUPPLIES—0.7%
7,500	Cimpress PLC (Ireland)*	499

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
40,417	Steelcase, Inc. Class A	$464
		963
COMMUNICATIONS EQUIPMENT—1.6%
11,967	ADTRAN Holdings, Inc. *	124
14,229	Calix, Inc. *	565
24,730	Extreme Networks, Inc. *	391
50,074	Infinera Corp. *	331
26,324	Viasat, Inc. *	253
43,098	Viavi Solutions, Inc. *	519
		2,183
CONSTRUCTION & ENGINEERING—1.5%
19,946	Granite Construction, Inc.	1,758
2,553	Limbach Holdings, Inc. *	236
		1,994
CONSUMER FINANCE—1.6%
13,329	Bread Financial Holdings, Inc.	844
5,520	Nelnet, Inc. Class A	608
11,721	Upstart Holdings, Inc. *	759
		2,211
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.1%
12,041	PriceSmart, Inc.	1,095
19,675	SpartanNash Co.	359
		1,454
DIVERSIFIED CONSUMER SERVICES—2.8%
49,607	Chegg, Inc. *	76
25,600	Coursera, Inc. *	197
12,507	Grand Canyon Education, Inc. *	2,197
63,700	Laureate Education, Inc. *	1,193
15,702	Udemy, Inc. *	117
		3,780
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
308,719	Globalstar, Inc. *	472
11,336	IDT Corp. Class B	535
		1,007
ELECTRICAL EQUIPMENT—0.7%
4,093	Powell Industries, Inc.	981
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
17,613	Arlo Technologies, Inc. *	206
46,388	Avnet, Inc.	2,396
5,700	PAR Technology Corp. *	414
9,933	ScanSource, Inc. *	416
		3,432
ENERGY EQUIPMENT & SERVICES—1.7%
33,733	Atlas Energy Solutions, Inc.	775
81,451	Liberty Energy, Inc.	1,491
		2,266
ENTERTAINMENT—0.0%
13,217	Eventbrite, Inc. Class A*	42
FINANCIAL SERVICES—2.5%
27,304	Flywire Corp. *	528

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
4,950	Merchants Bancorp	$207
6,542	NewtekOne, Inc.	87
46,362	Radian Group, Inc.	1,577
9,978	Walker & Dunlop, Inc.	959
		3,358
FOOD PRODUCTS—0.3%
34,480	Dole PLC	470
GAS UTILITIES—2.5%
24,261	ONE Gas, Inc.	1,714
24,625	Spire, Inc.	1,747
		3,461
HEALTH CARE PROVIDERS & SERVICES—3.3%
31,165	AMN Healthcare Services, Inc. *	858
21,294	Castle Biosciences, Inc. *	602
53,106	Pediatrix Medical Group, Inc. *	742
24,705	Privia Health Group, Inc. *	564
66,997	Surgery Partners, Inc. *	1,708
		4,474
HEALTH CARE TECHNOLOGY—0.5%
17,460	Certara, Inc. *	249
10,886	Health Catalyst, Inc. *	61
4,605	HealthStream, Inc.	150
11,329	Schrodinger, Inc. *	284
		744
HOTEL & RESORT REITS—1.7%
152,204	Apple Hospitality REIT, Inc.	2,350
HOTELS, RESTAURANTS & LEISURE—6.5%
19,527	Brinker International, Inc. *	3,553
22,908	Cheesecake Factory, Inc.	1,286
28,637	Dutch Bros, Inc. Class A*	1,791
14,490	First Watch Restaurant Group, Inc. *	304
19,936	PlayAGS, Inc. *	240
30,378	Travel & Leisure Co.	1,651
		8,825
HOUSEHOLD DURABLES—1.9%
10,293	Beazer Homes USA, Inc. *	228
11,372	Century Communities, Inc.	868
52,882	GoPro, Inc. Class A*	51
15,595	iRobot Corp. *	120
8,105	LGI Homes, Inc. *	724
41,457	Sonos, Inc. *	572
		2,563
HOUSEHOLD PRODUCTS—0.5%
19,907	Central Garden & Pet Co. Class A*	621
INSURANCE—1.7%
17,410	Brighthouse Financial, Inc. *	1,074
7,496	Mercury General Corp.	374
6,433	Palomar Holdings, Inc. *	694
13,655	ProAssurance Corp. *	204
		2,346
INTERACTIVE MEDIA & SERVICES—1.5%
14,025	Cargurus, Inc. *	550

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
11,043	Cars.com, Inc. *	$198
33,051	Taboola.com Ltd. (Israel)*	126
59,078	TripAdvisor, Inc. *	1,037
13,011	ZipRecruiter, Inc. Class A*	90
		2,001
IT SERVICES—0.7%
11,163	BigCommerce Holdings, Inc. *	68
6,732	Couchbase, Inc. *	120
12,458	DigitalOcean Holdings, Inc. *	517
10,903	Grid Dynamics Holdings, Inc. *	246
		951
LEISURE PRODUCTS—1.1%
40,092	YETI Holdings, Inc. *	1,494
MACHINERY—2.0%
13,552	Albany International Corp. Class A	1,094
33,564	Terex Corp.	1,614
		2,708
MEDIA—0.1%
19,304	AMC Networks, Inc. Class A*	186
METALS & MINING—0.2%
13,258	Ryerson Holding Corp.	296
OFFICE REITS—0.7%
63,328	JBG SMITH Properties	982
OIL, GAS & CONSUMABLE FUELS—1.5%
46,152	Delek U.S. Holdings, Inc.	824
386,754	Kosmos Energy Ltd. (Ghana)*	1,230
		2,054
PASSENGER AIRLINES—1.5%
6,992	Allegiant Travel Co.	716
14,850	Copa Holdings SA Class A (Panama)	1,385
		2,101
PERSONAL CARE PRODUCTS—0.2%
7,874	USANA Health Sciences, Inc. *	257
PHARMACEUTICALS—1.5%
27,005	Collegium Pharmaceutical, Inc. *	867
22,113	Tarsus Pharmaceuticals, Inc. *	1,189
		2,056
PROFESSIONAL SERVICES—3.8%
3,218	CRA International, Inc.	591
5,315	CSG Systems International, Inc.	312
6,276	Franklin Covey Co. *	238
8,551	Huron Consulting Group, Inc. *	1,084
19,142	Insperity, Inc.	1,436
9,236	Kforce, Inc.	515
15,288	Resources Connection, Inc.	128
57,353	Upwork, Inc. *	904
		5,208
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
25,303	eXp World Holdings, Inc.	288
177,414	Opendoor Technologies, Inc. *	245

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
5,579	RE/MAX Holdings, Inc. Class A*	$56
		589
RETAIL REITS—3.0%
47,329	InvenTrust Properties Corp.	1,407
72,465	Phillips Edison & Co., Inc.	2,633
		4,040
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
15,473	FormFactor, Inc. *	620
4,115	Impinj, Inc. *	522
		1,142
SOFTWARE—10.2%
13,488	A10 Networks, Inc.	264
19,585	ACI Worldwide, Inc. *	1,049
9,080	Alarm.com Holdings, Inc. *	551
6,727	Alkami Technology, Inc. *	234
11,678	Altair Engineering, Inc. Class A*	1,289
4,227	Appfolio, Inc. Class A*	989
14,696	Asana, Inc. Class A*	314
172,129	Aurora Innovation, Inc. *	1,170
27,538	Box, Inc. Class A*	919
10,828	Braze, Inc. Class A*	498
5,897	Domo, Inc. Class B*	50
7,835	Enfusion, Inc. Class A*	87
12,600	Intapp, Inc. *	898
18,024	JFrog Ltd. (Israel)*	627
8,908	Mitek Systems, Inc. *	91
15,176	N-able, Inc. *	147
8,487	Progress Software Corp.	487
12,895	Rapid7, Inc. *	497
4,293	SEMrush Holdings, Inc. Class A*	75
9,544	Sprout Social, Inc. Class A*	312
21,998	Teradata Corp. *	702
9,463	Vertex, Inc. Class A*	546
9,060	Workiva, Inc. *	890
10,098	Xperi, Inc. *	91
20,132	Yext, Inc. *	132
52,518	Zeta Global Holdings Corp. Class A*	964
		13,873

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—1.4%
49,830	National Storage Affiliates Trust	$1,851
SPECIALTY RETAIL—0.6%
13,377	Buckle, Inc.	637
6,616	Haverty Furniture Cos., Inc.	148
		785
TEXTILES, APPAREL & LUXURY GOODS—0.8%
5,772	Oxford Industries, Inc.	484
66,001	Under Armour, Inc. Class A*	551
8,362	Vera Bradley, Inc. *	31
		1,066
TRADING COMPANIES & DISTRIBUTORS—1.2%
9,539	Alta Equipment Group, Inc.	70
7,737	Herc Holdings, Inc.	1,578
		1,648
TOTAL COMMON STOCKS (Cost $120,483)		134,040

EXCHANGE-TRADED FUNDS—1.5%

CAPITAL MARKETS—1.5%
21,394	Invesco S&P SmallCap Energy ETF	1,020
8,389	Invesco S&P SmallCap Financials ETF	475
2,257	Invesco S&P SmallCap Industrials ETF	315
2,966	Invesco S&P SmallCap Materials ETF	221
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,124)		2,031
TOTAL INVESTMENTS—99.9% (Cost $122,607)		136,071
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		94
TOTAL NET ASSETS—100%		$136,165

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.3%
Shares		Value
BANKS—7.8%
15,750,600	Bank Central Asia Tbk. PT (Indonesia)	$9,131
281,291	HDFC Bank Ltd. ADR (India)[1]	17,058
		26,189
BEVERAGES—2.2%
246,230	Diageo PLC (United Kingdom)	7,385
BUILDING PRODUCTS—5.4%
350,127	Assa Abloy AB Class B (Sweden)	10,755
60,500	Daikin Industries Ltd. (Japan)	7,166
		17,921
CAPITAL MARKETS—3.5%
47,361	Deutsche Boerse AG (Germany)	11,713
CHEMICALS—4.8%
35,884	Linde PLC (United States)	16,009
CONSTRUCTION & ENGINEERING—2.1%
64,615	Vinci SA (France)	7,005
ELECTRIC UTILITIES—2.4%
390,280	SSE PLC (United Kingdom)	7,895
ELECTRICAL EQUIPMENT—3.5%
46,392	Schneider Electric SE (France)	11,808
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
22,500	Keyence Corp. (Japan)	9,756
FOOD PRODUCTS—3.1%
123,864	Nestle SA (United States)	10,537
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
102,700	Hoya Corp. (Japan)	13,889
HOTELS, RESTAURANTS & LEISURE—3.5%
340,127	Compass Group PLC (United Kingdom)	11,770
HOUSEHOLD DURABLES—3.6%
545,205	Sony Group Corp. (Japan)	12,093
INDUSTRIAL CONGLOMERATES—3.6%
55,298	Siemens AG (Germany)	11,901

COMMON STOCKS—Continued
Shares		Value
INSURANCE—2.9%
1,397,200	AIA Group Ltd. (Hong Kong)	$9,728
MACHINERY—7.4%
587,804	Atlas Copco AB Class A (Sweden)	9,871
345,244	Epiroc AB Class A (Sweden)	6,604
22,200	SMC Corp. (Japan)	8,428
		24,903
PERSONAL CARE PRODUCTS—2.7%
24,298	L’Oreal SA (France)	9,037
PHARMACEUTICALS—7.9%
87,904	AstraZeneca PLC (United Kingdom)	12,364
165,184	Novo Nordisk AS Class B (Denmark)	13,946
		26,310
PROFESSIONAL SERVICES—3.8%
251,759	RELX PLC (United Kingdom)	12,564
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.2%
12,664	ASML Holding NV (Netherlands)	9,494
85,169	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	17,828
		27,322
SOFTWARE—6.5%
77,810	SAP SE (Germany)	21,673
TEXTILES, APPAREL & LUXURY GOODS—3.2%
14,539	LVMH Moet Hennessy Louis Vuitton SE (France)	10,611
TRADING COMPANIES & DISTRIBUTORS—4.2%
76,942	Ferguson Enterprises, Inc. (United States)	13,890
TOTAL COMMON STOCKS (Cost $330,829)		331,909
TOTAL INVESTMENTS—99.3% (Cost $330,829)		331,909
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		2,413
TOTAL NET ASSETS—100%		$334,322

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—114.8%
Shares		Value
BIOTECHNOLOGY—4.0%
3,856	Exelixis, Inc. *	$128
1,341	Gilead Sciences, Inc. [1]	130
969	Natera, Inc. *	172
467	United Therapeutics Corp. *,1	164
394	Vertex Pharmaceuticals, Inc. *,1	182
		776
BROADLINE RETAIL—0.8%
2,205	eBay, Inc. [1]	149
CHEMICALS—2.9%
1,417	CF Industries Holdings, Inc.	131
703	Ecolab, Inc. [1]	176
1,041	RPM International, Inc. [1]	132
356	Sherwin-Williams Co. [1]	127
		566
COMMUNICATIONS EQUIPMENT—2.9%
1,933	Arista Networks, Inc. *,1	223
648	F5, Inc. *	193
297	Motorola Solutions, Inc. [1]	139
		555
CONSTRUCTION MATERIALS—1.6%
1,468	CRH PLC [1]	145
612	Vulcan Materials Co. [1]	168
		313
CONSUMER STAPLES DISTRIBUTION & RETAIL—7.0%
562	Casey’s General Stores, Inc. [1]	237
204	Costco Wholesale Corp. [1]	200
3,272	Kroger Co. [1]	202
6,682	Maplebear, Inc. *	322
2,744	U.S. Foods Holding Corp. *,1	195
2,027	Walmart, Inc. [1]	199
		1,355
CONTAINERS & PACKAGING—3.2%
25,583	Amcor PLC [1]	249
849	AptarGroup, Inc.	134
588	Packaging Corp. of America	125
3,284	Sealed Air Corp.	114
		622
DIVERSIFIED CONSUMER SERVICES—0.9%
460	Duolingo, Inc. *	167
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
6,282	AT&T, Inc. [1]	149
ELECTRIC UTILITIES—2.0%
462	Constellation Energy Corp. [1]	138
1,513	Entergy Corp. [1]	123
1,111	NRG Energy, Inc. [1]	114
		375
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.6%
1,981	Amphenol Corp. Class A1	140
3,214	Corning, Inc. [1]	167
720	Jabil, Inc.	117
876	TD SYNNEX Corp.	125

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
362	Zebra Technologies Corp. Class A*	$142
		691
ENERGY EQUIPMENT & SERVICES—1.4%
2,741	Baker Hughes Co. [1]	127
4,671	TechnipFMC PLC (United Kingdom)[1]	140
		267
ENTERTAINMENT—5.7%
1,657	Liberty Media Corp.-Liberty Formula One Class C*	159
1,047	Live Nation Entertainment, Inc. *,1	151
201	Netflix, Inc. *,1	196
2,610	ROBLOX Corp. Class A*,1	186
412	Spotify Technology SA *,1	226
1,143	TKO Group Holdings, Inc. *,1	177
		1,095
GAS UTILITIES—1.9%
20,162	MDU Resources Group, Inc.	359
GROUND TRANSPORTATION—1.9%
1,523	Ryder System, Inc. [1]	243
1,821	Uber Technologies, Inc. *,1	122
		365
HEALTH CARE EQUIPMENT & SUPPLIES—6.3%
2,204	Boston Scientific Corp. *,1	225
1,740	Globus Medical, Inc. Class A*,1	161
662	Inspire Medical Systems, Inc. *	128
445	Insulet Corp. *	124
285	Intuitive Surgical, Inc. *,1	163
843	Masimo Corp. *	147
528	ResMed, Inc. [1]	125
332	Stryker Corp. [1]	130
		1,203
HEALTH CARE PROVIDERS & SERVICES—3.6%
1,161	Cardinal Health, Inc. [1]	143
502	Cencora, Inc. [1]	128
1,401	Encompass Health Corp.	139
508	Labcorp Holdings, Inc. [1]	127
276	McKesson Corp. [1]	164
		701
HEALTH CARE TECHNOLOGY—2.1%
4,754	Doximity, Inc. Class A*	281
559	Veeva Systems, Inc. Class A*,1	130
		411
HOTELS, RESTAURANTS & LEISURE—9.3%
40	Booking Holdings, Inc. [1]	189
5,725	Carnival Corp. *,1	158
957	Choice Hotels International, Inc.	141
810	DoorDash, Inc. Class A*,1	153
2,074	Dutch Bros, Inc. Class A*	130
678	Hilton Worldwide Holdings, Inc. [1]	174
565	Marriott International, Inc. Class A1	164
4,862	Norwegian Cruise Line Holdings Ltd. *	138
1,431	Planet Fitness, Inc. Class A*	155
1,015	Royal Caribbean Cruises Ltd. [1]	271

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
1,191	Wyndham Hotels & Resorts, Inc.	$125
		1,798
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.6%
13,382	Clearway Energy, Inc. Class A	328
1,021	Vistra Corp. [1]	172
		500
IT SERVICES—3.7%
5,550	DXC Technology Co. *	121
1,285	GoDaddy, Inc. Class A*,1	273
3,174	Kyndryl Holdings, Inc. *,1	120
1,391	Twilio, Inc. Class A*,1	204
		718
LIFE SCIENCES TOOLS & SERVICES—3.1%
352	Bio-Rad Laboratories, Inc. Class A*	127
925	Illumina, Inc. *,1	123
4,911	Qiagen NV *	219
304	Waters Corp. *,1	126
		595
MEDIA—0.7%
1,108	Trade Desk, Inc. Class A*,1	131
METALS & MINING—0.5%
2,916	Freeport-McMoRan, Inc. [1]	105
MULTI-UTILITIES—0.7%
3,462	NiSource, Inc. [1]	129
OIL, GAS & CONSUMABLE FUELS—6.4%
9,138	Antero Midstream Corp. [1]	147
6,219	Antero Resources Corp. *,1	232
538	Cheniere Energy, Inc. [1]	120
1,360	DT Midstream, Inc. [1]	137
5,162	Kinder Morgan, Inc. [1]	142
1,513	ONEOK, Inc. [1]	147
715	Targa Resources Corp. [1]	141
2,874	Williams Cos., Inc. [1]	159
		1,225
PAPER & FOREST PRODUCTS—0.8%
1,339	Louisiana-Pacific Corp.	157
PASSENGER AIRLINES—1.7%
2,264	Delta Air Lines, Inc. [1]	152
1,668	United Airlines Holdings, Inc. *,1	177
		329
PHARMACEUTICALS—3.9%
2,961	Bristol-Myers Squibb Co. [1]	174
1,083	Jazz Pharmaceuticals PLC *	135
7,362	Pfizer, Inc. [1]	195
8,039	Royalty Pharma PLC Class A1	254
		758

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—15.4%
349	ANSYS, Inc. *,1	$122
688	AppLovin Corp. Class A*,1	254
1,330	Bill Holdings, Inc. *	129
2,307	DocuSign, Inc. *,1	223
6,236	DoubleVerify Holdings, Inc. *	129
3,966	Dropbox, Inc. Class A*,1	127
1,701	Fortinet, Inc. *,1	172
10,500	Gen Digital, Inc. [1]	283
840	Guidewire Software, Inc. *,1	177
536	MicroStrategy, Inc. Class A*,1	179
3,161	Palantir Technologies, Inc. Class A*,1	261
704	Palo Alto Networks, Inc. *,1	130
2,139	Pegasystems, Inc.	232
1,601	Procore Technologies, Inc. *,1	127
136	ServiceNow, Inc. *,1	138
8,969	UiPath, Inc. Class A*	128
1,770	Zoom Communications, Inc. *,1	154
		2,965
SPECIALTY RETAIL—10.0%
6,750	Bath & Body Works, Inc. [1]	254
1,038	Carvana Co. *,1	257
13,225	Gap, Inc. [1]	318
118	O’Reilly Automotive, Inc. *,1	153
298	RH *,1	125
1,015	Ross Stores, Inc. [1]	153
1,152	TJX Cos., Inc. [1]	144
6,358	Victoria’s Secret & Co. *,1	231
1,349	Williams-Sonoma, Inc. [1]	285
		1,920
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
6,555	Hewlett Packard Enterprise Co. [1]	139
1,121	NetApp, Inc.	137
		276
TEXTILES, APPAREL & LUXURY GOODS—0.8%
884	Deckers Outdoor Corp. *,1	157
WIRELESS TELECOMMUNICATION SERVICES—1.2%
1,871	GCI Liberty, Inc. *	— [x]
967	T-Mobile U.S., Inc. [1]	225
		225
TOTAL COMMON STOCKS (Cost $18,044)		22,107
TOTAL INVESTMENTS—114.8% (Cost $18,044)		22,107
CASH AND OTHER ASSETS, LESS LIABILITIES—(14.8)%		(2,855)
TOTAL NET ASSETS—100%		$19,252

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

INVESTMENTS SOLD SHORT

COMMON STOCKS—(64.4)%
Shares		Value
BIOTECHNOLOGY—(4.9)%
(11,460)	Apellis Pharmaceuticals, Inc. *	$(332)
(467)	Regeneron Pharmaceuticals, Inc. *	(314)
(2,696)	Sarepta Therapeutics, Inc. *	(307)
(953)
CHEMICALS—(1.7)%
(19,989)	Huntsman Corp.	(337)
CONSUMER STAPLES DISTRIBUTION & RETAIL—(3.5)%
(4,646)	Dollar General Corp.	(330)
(21,067)	Grocery Outlet Holding Corp. *	(341)
(671)
ENERGY EQUIPMENT & SERVICES—(1.6)%
(4,770)	Weatherford International PLC	(300)
GROUND TRANSPORTATION—(3.5)%
(24,914)	Lyft, Inc. Class A*	(338)
(696)	Saia, Inc. *	(334)
(672)
HEALTH CARE PROVIDERS & SERVICES—(5.6)%
(8,660)	Acadia Healthcare Co., Inc. *	(391)
(1,098)	HCA Healthcare, Inc.	(362)
(1,705)	Universal Health Services, Inc. Class B	(321)
(1,074)
HOTELS, RESTAURANTS & LEISURE—(3.5)%
(3,594)	Light & Wonder, Inc. *	(316)
(1,229)	Wingstop, Inc.	(366)
(682)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—(1.7)%
(29,639)	AES Corp.	(326)
IT SERVICES—(1.9)%
(1,975)	Snowflake, Inc. Class A*	(359)

COMMON STOCKS—Continued
Shares		Value
MEDIA—(3.6)%
(935)	Charter Communications, Inc. Class A*	$(323)
(15,656)	Sirius XM Holdings, Inc.	(376)
(699)
METALS & MINING—(1.8)%
(8,178)	Newmont Corp.	(349)
OIL, GAS & CONSUMABLE FUELS—(10.5)%
(2,457)	Chord Energy Corp.	(276)
(6,935)	Civitas Resources, Inc.	(352)
(2,118)	Diamondback Energy, Inc.	(348)
(35,013)	New Fortress Energy, Inc.	(525)
(35,335)	Permian Resources Corp.	(518)
(2,019)
SOFTWARE—(11.2)%
(790)	Adobe, Inc. *	(346)
(11,963)	Confluent, Inc. Class A*	(355)
(965)	Crowdstrike Holdings, Inc. Class A*	(384)
(8,727)	Five9, Inc. *	(358)
(914)	Microsoft Corp.	(379)
(629)	Synopsys, Inc. *	(330)
(2,152)
SPECIALTY RETAIL—(7.7)%
(1,178)	Burlington Stores, Inc. *	(334)
(3,591)	Five Below, Inc. *	(337)
(1,001)	Lithia Motors, Inc.	(377)
(11,943)	Valvoline, Inc. *	(443)
(1,491)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—(1.7)%
(3,106)	Dell Technologies, Inc. Class C	(322)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $13,182)		(12,406)
TOTAL INVESTMENTS SOLD SHORT (PROCEEDS - $13,182)		$(12,406)

PURCHASED OPTIONS
PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Roundhill Magnificent Seven ETF	$47.00	06/20/2025	1,090	$6,066	$213	$137
Roundhill Magnificent Seven ETF	50.00	03/21/2025	1,400	7,791	220	104
Total Put Purchased Options					$433	$241
FAIR VALUE MEASUREMENTS
As of January 31, 2025, the investment in GCI Liberty, Inc. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2025 (000s)	Unrealized Gain/(Loss) as of 01/31/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
GCI Liberty, Inc.*	$—	Market Approach	Estimated Recovery Value	$ 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
As of January 31, 2025, all or a portion of this security was pledged as collateral for investments sold short. The securities pledged had an aggregate value of $16,369.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.5%
Shares		Value
AEROSPACE & DEFENSE—2.3%
67,931	Boeing Co. *	$11,991
24,869	General Electric Co.	5,063
		17,054
AUTOMOBILES—2.8%
51,664	Tesla, Inc. *	20,903
BANKS—1.0%
15,886	JPMorgan Chase & Co.	4,246
250,039	NU Holdings Ltd. Class A (Brazil)*	3,311
		7,557
BIOTECHNOLOGY—1.6%
71,247	Gilead Sciences, Inc.	6,925
10,528	Vertex Pharmaceuticals, Inc. *	4,861
		11,786
BROADLINE RETAIL—10.3%
290,782	Amazon.com, Inc. *	69,113
3,316	MercadoLibre, Inc. (Brazil)*	6,374
		75,487
CAPITAL MARKETS—0.9%
3,186	Goldman Sachs Group, Inc.	2,040
11,100	KKR & Co., Inc.	1,855
5,158	Moody’s Corp.	2,576
		6,471
COMMUNICATIONS EQUIPMENT—0.8%
51,702	Arista Networks, Inc. *	5,958
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.5%
18,054	Costco Wholesale Corp.	17,691
79,303	Walmart, Inc.	7,784
		25,475
ELECTRIC UTILITIES—0.4%
9,144	Constellation Energy Corp.	2,743
ELECTRICAL EQUIPMENT—0.6%
7,373	Eaton Corp. PLC	2,407
17,570	Vertiv Holdings Co. Class A	2,056
		4,463
ENTERTAINMENT—6.5%
29,849	Netflix, Inc. *	29,155
14,551	Spotify Technology SA *	7,982
94,754	Walt Disney Co.	10,713
		47,850
FINANCIAL SERVICES—5.2%
42,459	Apollo Global Management, Inc.	7,260
37,700	Mastercard, Inc. Class A	20,940
29,794	Visa, Inc. Class A	10,183
		38,383
GROUND TRANSPORTATION—1.3%
147,507	Uber Technologies, Inc. *	9,861
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
63,334	Abbott Laboratories	8,102
22,541	Dexcom, Inc. *	1,957

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
47,321	Edwards Lifesciences Corp. *	$3,429
3,381	Intuitive Surgical, Inc. *	1,934
		15,422
HEALTH CARE PROVIDERS & SERVICES—0.9%
11,481	UnitedHealth Group, Inc.	6,228
HOTELS, RESTAURANTS & LEISURE—1.3%
41,886	Airbnb, Inc. Class A*	5,494
7,363	Flutter Entertainment PLC *	1,966
8,765	Hilton Worldwide Holdings, Inc.	2,244
		9,704
INSURANCE—0.2%
7,101	Progressive Corp.	1,750
INTERACTIVE MEDIA & SERVICES—11.5%
164,658	Alphabet, Inc. Class A	33,593
65,053	Meta Platforms, Inc. Class A	44,833
31,805	Reddit, Inc. Class A*	6,347
		84,773
IT SERVICES—0.9%
34,316	Snowflake, Inc. Class A*	6,229
MEDIA—1.1%
70,523	Trade Desk, Inc. Class A*	8,370
PHARMACEUTICALS—4.1%
32,023	AstraZeneca PLC ADR (United Kingdom)[1]	2,266
102,030	Bristol-Myers Squibb Co.	6,015
21,458	Eli Lilly & Co.	17,404
50,344	Novo Nordisk AS ADR (Denmark)[1]	4,251
		29,936
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.0%
18,582	Advanced Micro Devices, Inc. *	2,155
6,371	Analog Devices, Inc.	1,350
135,000	Broadcom, Inc.	29,871
22,128	Lam Research Corp.	1,793
22,410	Marvell Technology, Inc.	2,529
44,086	Microchip Technology, Inc.	2,394
568,428	NVIDIA Corp.	68,251
10,953	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	2,293
		110,636
SOFTWARE—14.7%
3,116	Adobe, Inc. *	1,363
5,576	AppLovin Corp. Class A*	2,061
17,143	Cadence Design Systems, Inc. *	5,102
15,994	Crowdstrike Holdings, Inc. Class A*	6,367
28,329	Datadog, Inc. Class A*	4,043
3,013	Fair Isaac Corp. *	5,645
10,288	HubSpot, Inc. *	8,020
150,740	Microsoft Corp.	62,566
10,756	Palo Alto Networks, Inc. *	1,983
5,972	Salesforce, Inc.	2,041
1,849	ServiceNow, Inc. *	1,883
13,352	Synopsys, Inc. *	7,016
		108,090

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—0.5%
17,581	American Tower Corp.	$3,252
SPECIALTY RETAIL—1.9%
5,448	Home Depot, Inc.	2,244
95,419	Industria de Diseno Textil SA ADR (Spain)[1]	2,596
2,865	O’Reilly Automotive, Inc. *	3,709
43,888	TJX Cos., Inc.	5,477
		14,026
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.4%
230,188	Apple, Inc.	54,324

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—0.7%
40,298	adidas AG ADR (Germany)[1]	$5,285
TOTAL COMMON STOCKS (Cost $569,205)		732,016
TOTAL INVESTMENTS—99.5% (Cost $569,205)		732,016
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		3,716
TOTAL NET ASSETS—100%		$735,732

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Multi-Asset Explorer ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—99.8%
Shares		Value
COMMODITY FUNDS—5.5%
9,246	Goldman Sachs Physical Gold ETF	$256
EQUITY FUNDS—78.2%
3,363	Communication Services Select Sector SPDR Fund	344
1,447	Energy Select Sector SPDR Fund	127
6,423	Financial Select Sector SPDR Fund	331
567	Invesco QQQ Trust	296
2,532	iShares Core S&P 500 ETF	1,531
1,658	iShares MSCI EAFE ETF	131
4,998	iShares MSCI Emerging Markets ETF	214
2,168	iShares MSCI Japan ETF	148
7,350	iShares MSCI U.K. ETF	262
300	Technology Select Sector SPDR Fund	69
3,174	Vanguard FTSE Europe ETF	214
		3,667

EXCHANGE-TRADED FUNDS—Continued
Shares		Value
FIXED INCOME FUNDS—16.1%
4,231	iShares 20+ Year Treasury Bond ETF	$371
390	iShares 7-10 Year Treasury Bond ETF	36
3,919	iShares iBoxx $ High Yield Corporate Bond ETF	313
404	iShares JP Morgan USD Emerging Markets Bond ETF	37
		757
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,129)		4,680
TOTAL INVESTMENTS—99.8% (Cost $4,129)		4,680
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		11
TOTAL NET ASSETS—100%		$4,691

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—71.9%
Shares		Value
AUTOMOBILES—4.4%
7,202	Kia Corp. (South Korea)	$506
16,900	Li Auto, Inc. Class A (China)*	199
		705
BANKS—15.1%
13,028	Al Rajhi Bank (Saudi Arabia)	344
615,232	Banco de Chile (Chile)	76
371,254	Bank Central Asia Tbk. PT (Indonesia)	215
32,000	Bank Mandiri Persero Tbk. PT (Indonesia)	12
737,426	Bank of China Ltd. Class H (China)	380
4,853	BDO Unibank, Inc. (Philippines)	11
459,000	China Construction Bank Corp. Class H (China)	373
11,045	Commercial International Bank (Egypt)	17
288	Credicorp Ltd. (Peru)	53
5,280	Eurobank Ergasias Services & Holdings SA (Greece)	13
3,497	Grupo Financiero Banorte SAB de CV Class O (Mexico)	24
1,184	HDFC Bank Ltd. ADR (India)[1]	72
12,800	Hong Leong Bank Bhd. (Malaysia)	58
166,864	Hua Nan Financial Holdings Co. Ltd. (Taiwan)	143
2,528	ICICI Bank Ltd. ADR (India)[1]	73
772	Komercni Banka AS (Czech Republic)	28
29,446	Malayan Banking Bhd. (Malaysia)	68
9,972	Metropolitan Bank & Trust Co. (Philippines)	12
8,352	National Bank of Greece SA (Greece)	73
800	OTP Bank Nyrt (Hungary)	50
9,414	Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	155
9,572	Qatar National Bank QPSC (Qatar)	44
8,704	Saudi National Bank (Saudi Arabia)	79
768	State Bank of India GDR (India)[1]	68
		2,441
BEVERAGES—1.6%
28,800	Arca Continental SAB de CV (Mexico)	262
CHEMICALS—0.1%
1,473	Advanced Petrochemical Co. (Saudi Arabia)*	12
CONSTRUCTION & ENGINEERING—2.0%
569,212	China Communications Services Corp. Ltd. Class H (China)	323
CONSTRUCTION MATERIALS—0.8%
130,753	TCC Group Holdings Co. Ltd. (Taiwan)	127
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
8,288	Bid Corp. Ltd. (South Africa)	211
CONTAINERS & PACKAGING—0.3%
14,441	Klabin SA (Brazil)	55
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
28,448	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	133
26,021	Ooredoo QPSC (Qatar)	92
38,521	True Corp. PCL (Thailand)*	13
		238
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
165,271	Synnex Technology International Corp. (Taiwan)	360

COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—2.7%
35,941	Tencent Music Entertainment Group ADR (China)[1]	$431
FINANCIAL SERVICES—0.1%
5,392	Chailease Holding Co. Ltd. (Taiwan)	19
GAS UTILITIES—0.5%
12,421	ENN Energy Holdings Ltd. (China)	84
HOTELS, RESTAURANTS & LEISURE—3.2%
13,186	Meituan Class B (China)*,2	251
105,600	Tongcheng Travel Holdings Ltd. (China)	265
		516
HOUSEHOLD DURABLES—3.1%
8,609	LG Electronics, Inc. (South Korea)	499
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.1%
83,200	China Yangtze Power Co. Ltd. Class A (China)	331
INDUSTRIAL REITS—0.1%
3,200	Prologis Property Mexico SA de CV (Mexico)	10
INSURANCE—2.6%
12,800	BB Seguridade Participacoes SA (Brazil)	84
90,858	China Life Insurance Co. Ltd. Class H (China)	168
5,030	KGI Financial Holding Co. Ltd. (Taiwan)	3
94,749	PICC Property & Casualty Co. Ltd. Class H (China)	154
2,528	Sanlam Ltd. (South Africa)	11
		420
METALS & MINING—1.9%
2,116	Anglo American Platinum Ltd. (South Africa)	75
68,743	China Steel Corp. (Taiwan)	42
69,400	CMOC Group Ltd. Class A (China)	69
105,600	Press Metal Aluminium Holdings Bhd. (Malaysia)	116
		302
OIL, GAS & CONSUMABLE FUELS—2.7%
234,055	PTT PCL (Thailand)	216
30,401	Saudi Arabian Oil Co. (Saudi Arabia)[2]	225
		441
PAPER & FOREST PRODUCTS—0.4%
6,400	Suzano SA (Brazil)	68
PASSENGER AIRLINES—3.6%
324,913	Eva Airways Corp. (Taiwan)	474
11,776	Turk Hava Yollari AO (Turkey)*	104
		578
PERSONAL CARE PRODUCTS—0.9%
707	LG H&H Co. Ltd. (South Korea)*	149
PHARMACEUTICALS—1.9%
4,128	SK Biopharmaceuticals Co. Ltd. (South Korea)*	310
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
25,600	Ayala Land, Inc. (Philippines)	10
2,886	Dar Al Arkan Real Estate Development Co. (Saudi Arabia)*	13
28,384	Emaar Properties PJSC (United Arab Emirates)	104
1,600	NEPI Rockcastle NV (Romania)	12

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
122,198	SM Prime Holdings, Inc. (Philippines)	$48
		187
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
509	eMemory Technology, Inc. (Taiwan)	52
1,903	Global Unichip Corp. (Taiwan)	77
2,694	MediaTek, Inc. (Taiwan)	121
		250
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—9.5%
6,150	Asustek Computer, Inc. (Taiwan)	114
432,963	Lenovo Group Ltd. (China)	516
19,137	Shenzhen Transsion Holdings Co. Ltd. Class A (China)	264
522	Wiwynn Corp. (Taiwan)	36
122,239	Xiaomi Corp. Class B (China)*,2	601
		1,531
WIRELESS TELECOMMUNICATION SERVICES—4.5%
199,488	TIM SA (Brazil)	533
32,992	Vodacom Group Ltd. (South Africa)	194
		727
TOTAL COMMON STOCKS (Cost $11,407)		11,587

EXCHANGE-TRADED FUNDS—16.9%
Shares		Value
(Cost $2,732)
CAPITAL MARKETS—16.9%
53,280	iShares MSCI India ETF (United States)	$2,717

PREFERRED STOCKS—0.1%

(Cost $20)
BANKS—0.1%
2,434	Bancolombia SA (Colombia)	24
TOTAL INVESTMENTS—88.9% (Cost $14,159)		14,328
CASH AND OTHER ASSETS, LESS LIABILITIES—11.1%		1,784
TOTAL NET ASSETS—100%		$16,112

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $1,077 or 7% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—2.4%
1,255	Airbus SE (France)	$217
14,807	Thales SA (France)	2,398
		2,615
AUTOMOBILE COMPONENTS—3.0%
237,500	Denso Corp. (Japan)	3,304
AUTOMOBILES—2.5%
43,758	Mercedes-Benz Group AG (Germany)	2,675
BANKS—7.6%
181,330	Banco Santander SA (Spain)	934
21,658	Bank of Nova Scotia (Canada)	1,108
230,500	BOC Hong Kong Holdings Ltd. (China)	747
22,100	DBS Group Holdings Ltd. (Singapore)	726
5,748	KBC Group NV (Belgium)	443
31,600	Oversea-Chinese Banking Corp. Ltd. (Singapore)	405
17,901	Royal Bank of Canada (Canada)	2,182
7,373	Societe Generale SA (France)	239
32,708	UniCredit SpA (Italy)	1,507
		8,291
BIOTECHNOLOGY—2.7%
96,547	Swedish Orphan Biovitrum AB (Sweden)*	2,924
CAPITAL MARKETS—4.9%
25,415	3i Group PLC (United Kingdom)	1,230
170,880	Hargreaves Lansdown PLC (United Kingdom)	2,336
221	Partners Group Holding AG (Switzerland)	338
164,700	Singapore Exchange Ltd. (Singapore)	1,487
		5,391
COMMERCIAL SERVICES & SUPPLIES—1.3%
117,793	Brambles Ltd. (Australia)	1,450
COMMUNICATIONS EQUIPMENT—1.5%
218,790	Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,655
CONSTRUCTION & ENGINEERING—2.0%
28,288	Stantec, Inc. (Canada)	2,189
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.7%
18,990	George Weston Ltd. (Canada)	2,935
DIVERSIFIED CONSUMER SERVICES—1.2%
78,234	Pearson PLC (United Kingdom)	1,302
ELECTRIC UTILITIES—0.2%
17,527	Fortum OYJ (Finland)	255
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
600	Keyence Corp. (Japan)	260
ENTERTAINMENT—3.5%
57,900	Nintendo Co. Ltd. (Japan)	3,819
FINANCIAL SERVICES—1.2%
18,785	Groupe Bruxelles Lambert NV (Belgium)	1,310
FOOD PRODUCTS—1.4%
81,500	Yakult Honsha Co. Ltd. (Japan)	1,491
HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
43,420	Koninklijke Philips NV (Netherlands)*	1,202

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
26,208	Straumann Holding AG (Switzerland)	$3,751
		4,953
HOTELS, RESTAURANTS & LEISURE—0.6%
9,507	Amadeus IT Group SA (Spain)	700
HOUSEHOLD DURABLES—0.8%
17,238	Berkeley Group Holdings PLC (United Kingdom)	830
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.8%
51,851	Orsted AS (Denmark)*,1	2,005
INDUSTRIAL CONGLOMERATES—2.1%
10,829	Siemens AG (Germany)	2,330
INSURANCE—9.3%
5,083	Ageas SA (Belgium)	263
788	Allianz SE (Germany)	257
94,809	Insurance Australia Group Ltd. (Australia)	542
41,327	Manulife Financial Corp. (Canada)	1,236
448,409	Medibank Pvt Ltd. (Australia)	1,115
1,147	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	622
34,255	QBE Insurance Group Ltd. (Australia)	446
27,846	Sampo OYJ Class A (Finland)	1,149
21,437	Sun Life Financial, Inc. (Canada)	1,236
95,472	Suncorp Group Ltd. (Australia)	1,235
3,278	Zurich Insurance Group AG (Switzerland)	1,993
		10,094
IT SERVICES—1.7%
61,800	Obic Co. Ltd. (Japan)	1,852
MACHINERY—1.0%
28,200	Hoshizaki Corp. (Japan)	1,048
MARINE TRANSPORTATION—1.3%
44,200	Nippon Yusen KK (Japan)	1,392
METALS & MINING—7.0%
58,344	Anglo American PLC (South Africa)	1,722
120,481	BlueScope Steel Ltd. (Australia)	1,595
887,209	Glencore PLC (United Kingdom)*	3,855
20,173	Pan American Silver Corp. (Canada)	468
		7,640
OIL, GAS & CONSUMABLE FUELS—4.1%
41,106	Galp Energia SGPS SA (Portugal)	691
56,141	TotalEnergies SE (France)	3,284
28,602	Woodside Energy Group Ltd. (Australia)	440
		4,415
PERSONAL CARE PRODUCTS—2.6%
7,735	L’Oreal SA (France)	2,877
PHARMACEUTICALS—4.7%
20,423	AstraZeneca PLC (United Kingdom)	2,873
7,326	Roche Holding AG (United States)	2,300
		5,173
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
5,800	Daito Trust Construction Co. Ltd. (Japan)	622

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
22,500	Sun Hung Kai Properties Ltd. (Hong Kong)	$202
		824
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
18,700	Advantest Corp. (Japan)	1,044
3,094	ASML Holding NV (Netherlands)	2,320
		3,364
SOFTWARE—3.3%
68,068	Sage Group PLC (United Kingdom)	1,137
8,619	SAP SE (Germany)	2,401
		3,538
TEXTILES, APPAREL & LUXURY GOODS—1.4%
24,310	Moncler SpA (Italy)	1,545
TRADING COMPANIES & DISTRIBUTORS—7.8%
21,550	AerCap Holdings NV (Ireland)	2,060
100,559	Rexel SA (France)	2,669

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
221,700	Toyota Tsusho Corp. (Japan)	$3,774
		8,503
WIRELESS TELECOMMUNICATION SERVICES—1.8%
32,400	SoftBank Group Corp. (Japan)	1,966
TOTAL COMMON STOCKS (Cost $103,183)		106,915

PREFERRED STOCKS—1.9%

(Cost $1,842)
AUTOMOBILES—1.9%
20,111	Volkswagen AG (Germany)	2,058
TOTAL INVESTMENTS—99.9% (Cost $105,025)		108,973
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		111
TOTAL NET ASSETS—100%		$109,084

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $2,005 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.6%
Shares		Value
AEROSPACE & DEFENSE—2.3%
3,942	General Electric Co.	$802
263	Northrop Grumman Corp.	128
4,689	RTX Corp.	605
		1,535
AUTOMOBILES—2.7%
9,925	General Motors Co.	491
3,190	Tesla, Inc. *	1,291
		1,782
BANKS—4.4%
8,954	Bank of America Corp.	415
2,342	Commerce Bancshares, Inc.	156
12,246	Fifth Third Bancorp	543
4,529	JPMorgan Chase & Co.	1,211
7,010	Wells Fargo & Co.	552
		2,877
BEVERAGES—0.5%
2,257	PepsiCo, Inc.	340
BIOTECHNOLOGY—0.7%
6,540	Exelixis, Inc. *	217
1,288	Natera, Inc. *	228
		445
BROADLINE RETAIL—4.4%
12,118	Amazon.com, Inc. *	2,880
BUILDING PRODUCTS—2.1%
4,573	Johnson Controls International PLC	357
5,917	Masco Corp.	469
1,526	Trane Technologies PLC	553
		1,379
CAPITAL MARKETS—2.7%
395	Evercore, Inc. Class A	115
908	MSCI, Inc.	542
963	Raymond James Financial, Inc.	162
872	S&P Global, Inc.	455
4,777	State Street Corp.	485
		1,759
CHEMICALS—1.7%
7,026	DuPont de Nemours, Inc.	540
2,379	Ecolab, Inc.	595
		1,135
COMMUNICATIONS EQUIPMENT—2.4%
4,385	Arista Networks, Inc. *	505
1,574	F5, Inc. *	468
1,258	Motorola Solutions, Inc.	591
		1,564
CONSTRUCTION & ENGINEERING—0.3%
1,964	AECOM	207
CONSTRUCTION MATERIALS—0.4%
2,334	CRH PLC	231
CONSUMER FINANCE—0.8%
7,913	Synchrony Financial	546

COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.4%
613	Costco Wholesale Corp.	$601
9,090	Kroger Co.	560
10,753	Walmart, Inc.	1,056
		2,217
CONTAINERS & PACKAGING—0.4%
1,464	AptarGroup, Inc.	230
ELECTRIC UTILITIES—2.8%
6,856	Entergy Corp.	556
13,930	Exelon Corp.	557
5,162	NRG Energy, Inc.	529
11,794	PG&E Corp.	184
		1,826
ENERGY EQUIPMENT & SERVICES—1.4%
12,269	Baker Hughes Co.	566
8,836	NOV, Inc.	128
3,506	Schlumberger NV	141
3,118	TechnipFMC PLC (United Kingdom)	94
		929
ENTERTAINMENT—1.3%
869	Netflix, Inc. *	849
FINANCIAL SERVICES—5.0%
1,246	Berkshire Hathaway, Inc. Class B*	584
1,167	Equitable Holdings, Inc.	63
2,000	Mastercard, Inc. Class A	1,111
3,079	PayPal Holdings, Inc. *	273
3,736	Visa, Inc. Class A	1,277
		3,308
FOOD PRODUCTS—0.9%
1,819	Mondelez International, Inc. Class A	105
9,094	Tyson Foods, Inc. Class A	514
		619
GROUND TRANSPORTATION—0.3%
3,056	Uber Technologies, Inc. *	204
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
2,689	Boston Scientific Corp. *	275
6,098	Hologic, Inc. *	440
491	Insulet Corp. *	137
		852
HEALTH CARE PROVIDERS & SERVICES—2.0%
1,622	Cigna Group	477
963	McKesson Corp.	573
808	Tenet Healthcare Corp. *	114
231	UnitedHealth Group, Inc.	125
		1,289
HEALTH CARE TECHNOLOGY—0.3%
972	Veeva Systems, Inc. Class A*	227
HOTELS, RESTAURANTS & LEISURE—1.2%
1,990	Aramark	78
1,483	DoorDash, Inc. Class A*	280
1,404	Expedia Group, Inc. *	240

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
1,101	Texas Roadhouse, Inc.	$199
		797
HOUSEHOLD PRODUCTS—0.6%
4,155	Colgate-Palmolive Co.	360
INSURANCE—2.2%
1,520	Allstate Corp.	292
4,334	Hartford Financial Services Group, Inc.	484
2,350	Marsh & McLennan Cos., Inc.	510
2,336	Unum Group	178
		1,464
INTERACTIVE MEDIA & SERVICES—7.8%
13,947	Alphabet, Inc. Class A	2,845
3,314	Meta Platforms, Inc. Class A	2,284
		5,129
IT SERVICES—0.8%
1,433	GoDaddy, Inc. Class A*	305
1,044	Snowflake, Inc. Class A*	189
		494
LIFE SCIENCES TOOLS & SERVICES—1.7%
3,890	Agilent Technologies, Inc.	589
1,446	Illumina, Inc. *	192
247	Mettler-Toledo International, Inc. *	337
		1,118
MACHINERY—1.5%
5,268	Fortive Corp.	428
2,744	Westinghouse Air Brake Technologies Corp.	571
		999
MEDIA—0.7%
12,918	Comcast Corp. Class A	435
MULTI-UTILITIES—0.2%
1,167	DTE Energy Co.	140
OIL, GAS & CONSUMABLE FUELS—2.6%
1,630	ConocoPhillips	161
4,469	EOG Resources, Inc.	562
6,028	Exxon Mobil Corp.	644
2,363	Marathon Petroleum Corp.	345
		1,712
PASSENGER AIRLINES—0.7%
4,186	Delta Air Lines, Inc.	281
1,367	United Airlines Holdings, Inc. *	145
		426
PHARMACEUTICALS—3.8%
10,598	Bristol-Myers Squibb Co.	625
740	Eli Lilly & Co.	600
3,124	Johnson & Johnson	475
8,052	Merck & Co., Inc.	796
		2,496

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—0.6%
2,751	Leidos Holdings, Inc.	$391
RESIDENTIAL REITS—0.5%
11,175	Invitation Homes, Inc.	348
RETAIL REITS—0.8%
3,118	Simon Property Group, Inc.	542
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.2%
1,036	Advanced Micro Devices, Inc. *	120
3,080	Applied Materials, Inc.	555
4,897	Broadcom, Inc.	1,084
7,848	Lam Research Corp.	636
1,455	Micron Technology, Inc.	133
33,788	NVIDIA Corp.	4,057
4,425	QUALCOMM, Inc.	765
		7,350
SOFTWARE—9.1%
135	Guidewire Software, Inc. *	29
374	Intuit, Inc.	225
9,126	Microsoft Corp.	3,788
2,734	Salesforce, Inc.	934
730	ServiceNow, Inc. *	743
864	Workday, Inc. Class A*	226
		5,945
SPECIALIZED REITS—0.1%
262	American Tower Corp.	48
SPECIALTY RETAIL—1.2%
527	Ross Stores, Inc.	80
5,402	TJX Cos., Inc.	674
		754
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.8%
19,734	Apple, Inc.	4,657
3,800	NetApp, Inc.	464
		5,121
TOTAL COMMON STOCKS (Cost $64,058)		65,299

EXCHANGE-TRADED FUNDS—0.3%

(Cost $217)
CAPITAL MARKETS—0.3%
373	SPDR S&P 500 ETF Trust	225
TOTAL INVESTMENTS—99.9% (Cost $64,275)		65,524
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		48
TOTAL NET ASSETS—100%		$65,572

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—97.3%
Principal Amount		Value
AEROSPACE & DEFENSE—1.8%
$400	Moog, Inc. 4.250%—12/15/2027[1]	$385
	TransDigm, Inc.
1,200	4.625%—01/15/2029	1,137
1,200	4.875%—05/01/2029	1,140
300	6.375%—03/01/2029[1]	303
		2,580
200	Triumph Group, Inc. 9.000%—03/15/2028[1]	210
		3,175
AUTOMOBILES—3.0%
	Allison Transmission, Inc.
1,716	3.750%—01/30/2031[1]	1,532
500	5.875%—06/01/2029[1]	502
		2,034
1,800	Aston Martin Capital Holdings Ltd. 10.000%—03/31/2029[1]	1,788
1,000	Jaguar Land Rover Automotive PLC 7.750%—10/15/2025[1]	1,005
600	Wabash National Corp. 4.500%—10/15/2028[1]	555
		5,382
BANKS—1.3%
	Intesa Sanpaolo SpA
200	4.198%—06/01/2032[1,2]	177
800	4.950%—06/01/2042[1,2]	634
200	5.710%—01/15/2026[1]	200
		1,011
1,400	UniCredit SpA 5.459%—06/30/2035[1,2]	1,365
		2,376
BEVERAGES—0.6%
1,100	Primo Water Holdings, Inc. 4.375%—04/30/2029[1]	1,040
BUILDING PRODUCTS—1.3%
600	Builders FirstSource, Inc. 4.250%—02/01/2032[1]	541
300	Enpro, Inc. 5.750%—10/15/2026	299
1,300	Griffon Corp. 5.750%—03/01/2028	1,290
100	Tri Pointe Homes, Inc. 5.700%—06/15/2028	100
		2,230
CAPITAL MARKETS—1.7%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
1,000	9.000%—06/15/2030	985
700	9.750%—01/15/2029	719
800	10.000%—11/15/2029[1]	818
		2,522

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
$400	StoneX Group, Inc. 7.875%—03/01/2031[1]	$422
		2,944
CHEMICALS—0.7%
500	CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%—06/15/2028[1]	495
700	Rain Carbon, Inc. 12.250%—09/01/2029[1]	743
		1,238
COMMERCIAL SERVICES & SUPPLIES—4.7%
500	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	493
200	APi Group DE, Inc. 4.125%—07/15/2029[1]	186
	Deluxe Corp.
900	8.000%—06/01/2029[1]	883
690	8.125%—09/15/2029[1]	710
		1,593
	GEO Group, Inc.
900	8.625%—04/15/2029	951
700	10.250%—04/15/2031	767
		1,718
500	GFL Environmental, Inc. 3.750%—08/01/2025[1]	497
400	Matthews International Corp. 8.625%—10/01/2027[1]	420
950	PROG Holdings, Inc. 6.000%—11/15/2029[1]	919
	Sabre GLBL, Inc.
588	8.625%—06/01/2027[1]	592
1,455	10.750%—11/15/2029[1]	1,506
		2,098
200	Service Corp. International 3.375%—08/15/2030	178
200	Steelcase, Inc. 5.125%—01/18/2029	193
		8,295
COMMUNICATIONS EQUIPMENT—0.6%
400	Ciena Corp. 4.000%—01/31/2030[1]	370
1,000	Viasat, Inc. 7.500%—05/30/2031[1]	721
		1,091
CONSTRUCTION & ENGINEERING—1.3%
500	Arcosa, Inc. 4.375%—04/15/2029[1]	473
400	Dycom Industries, Inc. 4.500%—04/15/2029[1]	377
250	Great Lakes Dredge & Dock Corp. 5.250%—06/01/2029[1]	232
700	Tutor Perini Corp. 11.875%—04/30/2029[1]	782
500	VM Consolidated, Inc. 5.500%—04/15/2029[1]	486
		2,350

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
CONSUMER FINANCE—0.2%
$368	SLM Corp. 6.500%—01/31/2030	$372
CONTAINERS & PACKAGING—0.3%
600	Cascades, Inc./Cascades USA, Inc. 5.375%—01/15/2028[1]	588
DIVERSIFIED CONSUMER SERVICES—0.3%
600	Carriage Services, Inc. 4.250%—05/15/2029[1]	551
DIVERSIFIED FINANCIAL SERVICES—2.1%
400	Acadian Asset Management, Inc. 4.800%—07/27/2026	396
200	Credit Acceptance Corp. 9.250%—12/15/2028[1]	214
	Enova International, Inc.
850	9.125%—08/01/2029[1]	895
600	11.250%—12/15/2028[1]	654
		1,549
	goeasy Ltd.
700	7.625%—07/01/2029[1]	724
600	9.250%—12/01/2028[1]	641
		1,365
200	PRA Group, Inc. 5.000%—10/01/2029[1]	185
		3,709
DIVERSIFIED REITS—0.5%
900	Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%—12/15/2027[1]	837
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
400	Connect Finco SARL/Connect U.S. Finco LLC 9.000%—09/15/2029[1]	359
	Hughes Satellite Systems Corp.
900	5.250%—08/01/2026	808
200	6.625%—08/01/2026	138
		946
		1,305
ELECTRIC UTILITIES—1.2%
800	NRG Energy, Inc. 3.625%—02/15/2031[1]	706
	Vistra Operations Co. LLC
1,300	5.500%—09/01/2026[1]	1,300
100	5.625%—02/15/2027[1]	100
		1,400
		2,106
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
200	TTM Technologies, Inc. 4.000%—03/01/2029[1]	188
ENERGY EQUIPMENT & SERVICES—1.4%
1,000	Enerflex Ltd. 9.000%—10/15/2027[1]	1,042
700	USA Compression Partners LP/USA Compression Finance Corp. 6.875%—09/01/2027	705

Corporate Bonds & Notes—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—Continued
$800	Weatherford International Ltd. 8.625%—04/30/2030[1]	$830
		2,577
ENTERTAINMENT—2.8%
	Churchill Downs, Inc.
100	5.500%—04/01/2027[1]	100
1,000	5.750%—04/01/2030[1]	988
		1,088
900	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	733
	Live Nation Entertainment, Inc.
700	4.750%—10/15/2027[1]	687
1,600	6.500%—05/15/2027[1]	1,628
		2,315
1,000	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	890
		5,026
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.9%
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	665
	Hudson Pacific Properties LP
300	3.250%—01/15/2030	219
400	4.650%—04/01/2029	322
1,000	5.950%—02/15/2028	902
		1,443
1,200	Iron Mountain Information Management Services, Inc. 5.000%—07/15/2032[1]	1,119
	Iron Mountain, Inc.
400	4.500%—02/15/2031[1]	368
200	5.250%—07/15/2030[1]	193
		561
300	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%—02/01/2027[1]	292
	MPT Operating Partnership LP/MPT Finance Corp.
700	4.625%—08/01/2029	535
1,300	5.000%—10/15/2027	1,165
		1,700
	Starwood Property Trust, Inc.
100	3.625%—07/15/2026[1]	97
103	4.750%—03/15/2025	103
		200
950	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500%—02/15/2029[1]	868
		6,848
FINANCIAL SERVICES—0.9%
	Nationstar Mortgage Holdings, Inc.
400	5.750%—11/15/2031[1]	387
400	6.000%—01/15/2027[1]	400
		787

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
FINANCIAL SERVICES—Continued
	OneMain Finance Corp.
$200	4.000%—09/15/2030	$179
300	5.375%—11/15/2029	291
		470
400	World Acceptance Corp. 7.000%—11/01/2026[1]	400
		1,657
FOOD & STAPLES RETAILING—0.4%
800	United Natural Foods, Inc. 6.750%—10/15/2028[1]	795
FOOD PRODUCTS—0.9%
200	Pilgrim’s Pride Corp. 6.250%—07/01/2033	205
	Post Holdings, Inc.
200	4.500%—09/15/2031[1]	181
350	4.625%—04/15/2030[1]	326
		507
	U.S. Foods, Inc.
200	4.750%—02/15/2029[1]	194
700	5.750%—04/15/2033[1]	682
		876
		1,588
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
	Hologic, Inc.
1,200	3.250%—02/15/2029[1]	1,105
700	4.625%—02/01/2028[1]	685
		1,790
HEALTH CARE PROVIDERS & SERVICES—3.1%
100	Acadia Healthcare Co., Inc. 5.500%—07/01/2028[1]	98
	DaVita, Inc.
600	3.750%—02/15/2031[1]	528
1,600	4.625%—06/01/2030[1]	1,490
		2,018
	Encompass Health Corp.
500	4.500%—02/01/2028	489
700	4.625%—04/01/2031	656
		1,145
700	IQVIA, Inc. 5.000%—05/15/2027[1]	694
	Molina Healthcare, Inc.
1,300	3.875%—05/15/2032[1]	1,144
200	4.375%—06/15/2028[1]	192
		1,336
200	Tenet Healthcare Corp. 4.375%—01/15/2030	187
		5,478
HOTELS, RESTAURANTS & LEISURE—4.8%
200	Aramark Services, Inc. 5.000%—02/01/2028[1]	196
1,100	Boyd Gaming Corp. 4.750%—06/15/2031[1]	1,027

Corporate Bonds & Notes—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
$2,000	Carnival Corp. 5.750%—03/01/2027[1]	$2,005
	Hilton Domestic Operating Co., Inc.
500	3.625%—02/15/2032[1]	440
1,700	4.000%—05/01/2031[1]	1,551
		1,991
	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
600	4.875%—07/01/2031[1]	545
200	5.000%—06/01/2029[1]	191
		736
600	Marriott Ownership Resorts, Inc. 4.750%—01/15/2028	581
	New Red Finance, Inc.
1,200	3.500%—02/15/2029[1]	1,110
200	3.875%—01/15/2028[1]	191
200	4.375%—01/15/2028[1]	193
		1,494
200	Travel & Leisure Co. 6.625%—07/31/2026[1]	203
300	Wyndham Hotels & Resorts, Inc. 4.375%—08/15/2028[1]	288
		8,521
HOUSEHOLD DURABLES—1.0%
400	Taylor Morrison Communities, Inc. 5.125%—08/01/2030[1]	387
1,500	Tempur Sealy International, Inc. 4.000%—04/15/2029[1]	1,398
		1,785
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
200	Clearway Energy Operating LLC 4.750%—03/15/2028[1]	194
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.4%
	Sunnova Energy Corp.
600	5.875%—09/01/2026[1]	490
300	11.750%—10/01/2028[1]	210
		700
INTERACTIVE MEDIA & SERVICES—0.8%
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
650	3.500%—03/01/2029[1]	601
900	5.250%—12/01/2027[1]	893
		1,494
INTERNET & CATALOG RETAIL—1.6%
880	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	819
	Rakuten Group, Inc.
400	9.750%—04/15/2029[1]	438
1,400	11.250%—02/15/2027[1]	1,532
		1,970
		2,789
IT SERVICES—1.0%
470	ASGN, Inc. 4.625%—05/15/2028[1]	452

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
IT SERVICES—Continued
$300	Seagate HDD Cayman 4.875%—06/01/2027	$296
200	Twilio, Inc. 3.625%—03/15/2029	186
900	Unisys Corp. 6.875%—11/01/2027[1]	891
		1,825
LEISURE PRODUCTS—1.5%
200	Amer Sports Co. 6.750%—02/16/2031[1]	205
500	Life Time, Inc. 8.000%—04/15/2026[1]	500
352	NCL Corp. Ltd. 5.875%—03/15/2026-02/15/2027[1]	354
	Royal Caribbean Cruises Ltd.
100	4.250%—07/01/2026[1]	99
1,500	5.500%—08/31/2026[1]	1,503
		1,602
		2,661
MACHINERY—1.9%
1,400	BWX Technologies, Inc. 4.125%—06/30/2028-04/15/2029[1]	1,324
900	GrafTech Finance, Inc. 4.625%—12/23/2029[1]	633
38	GrafTech Global Enterprises, Inc. 9.875%—12/23/2029[1]	33
200	Manitowoc Co., Inc. 9.250%—10/01/2031[1]	208
800	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	748
500	Vertiv Group Corp. 4.125%—11/15/2028[1]	475
		3,421
MEDIA—4.8%
1,400	AMC Networks, Inc. 4.250%—02/15/2029	1,110
1,000	Cable One, Inc. 4.000%—11/15/2030[1]	818
	CCO Holdings LLC/CCO Holdings Capital Corp.
500	4.250%—02/01/2031[1]	444
600	4.500%—06/01/2033[1]	510
1,200	4.750%—03/01/2030-02/01/2032[1]	1,087
		2,041
	CSC Holdings LLC
400	3.375%—02/15/2031[1]	291
300	5.500%—04/15/2027[1]	278
200	11.750%—01/31/2029[1]	199
		768
300	DISH DBS Corp. 5.250%—12/01/2026[1]	278
700	LCPR Senior Secured Financing DAC 6.750%—10/15/2027[1]	641
200	News Corp. 3.875%—05/15/2029[1]	187
800	Sinclair Television Group, Inc. 5.500%—03/01/2030[1]	559

Corporate Bonds & Notes—Continued
Principal Amount		Value
MEDIA—Continued
	TEGNA, Inc.
$600	4.625%—03/15/2028	$577
1,600	5.000%—09/15/2029	1,505
		2,082
		8,484
METALS & MINING—2.6%
	Commercial Metals Co.
500	3.875%—02/15/2031	449
500	4.125%—01/15/2030	465
		914
750	Eldorado Gold Corp. 6.250%—09/01/2029[1]	741
	FMG Resources August 2006 Pty. Ltd.
300	4.375%—04/01/2031[1]	274
300	5.875%—04/15/2030[1]	297
900	6.125%—04/15/2032[1]	895
		1,466
200	Hecla Mining Co. 7.250%—02/15/2028	203
800	IAMGOLD Corp. 5.750%—10/15/2028[1]	784
500	Park-Ohio Industries, Inc. 6.625%—04/15/2027	495
		4,603
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—1.2%
	Rithm Capital Corp.
800	6.250%—10/15/2025[1]	799
1,300	8.000%—04/01/2029[1]	1,317
		2,116
OFFICE ELECTRONICS—0.7%
	Pitney Bowes, Inc.
600	6.875%—03/15/2027[1]	603
600	7.250%—03/15/2029[1]	604
		1,207
OIL, GAS & CONSUMABLE FUELS—18.5%
600	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	634
750	AltaGas Ltd. 7.200%—10/15/2054[1,2]	755
	AmeriGas Partners LP/AmeriGas Finance Corp.
800	5.750%—05/20/2027	763
1,000	5.875%—08/20/2026	994
800	9.375%—06/01/2028[1]	794
		2,551
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
1,000	5.375%—06/15/2029[1]	978
200	5.750%—01/15/2028[1]	199
200	6.625%—02/01/2032[1]	204
		1,381
1,500	California Resources Corp. 8.250%—06/15/2029[1]	1,543

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
$400	8.125%—01/15/2027[1]	$395
400	9.750%—07/15/2028[1]	390
		785
700	Chord Energy Corp. 6.375%—06/01/2026[1]	701
	Comstock Resources, Inc.
200	5.875%—01/15/2030[1]	189
1,000	6.750%—03/01/2029[1]	983
		1,172
	Crescent Energy Finance LLC
200	7.375%—01/15/2033[1]	200
1,200	7.625%—04/01/2032[1]	1,209
		1,409
	CVR Energy, Inc.
600	5.750%—02/15/2028[1]	565
900	8.500%—01/15/2029[1]	882
		1,447
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
700	7.125%—06/01/2028[1]	704
1,600	8.625%—03/15/2029[1]	1,680
		2,384
	DT Midstream, Inc.
500	4.125%—06/15/2029[1]	473
1,700	4.375%—06/15/2031[1]	1,574
		2,047
600	Energy Transfer LP 8.000%—05/15/2054[2]	634
300	Genesis Energy LP/Genesis Energy Finance Corp. 8.250%—01/15/2029	307
400	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	428
	Hess Midstream Operations LP
300	5.125%—06/15/2028[1]	296
1,100	5.625%—02/15/2026[1]	1,101
300	6.500%—06/01/2029[1]	306
		1,703
1,400	Kinetik Holdings LP 6.625%—12/15/2028[1]	1,433
400	MEG Energy Corp. 5.875%—02/01/2029[1]	394
	Murphy Oil USA, Inc.
800	3.750%—02/15/2031[1]	713
700	4.750%—09/15/2029	671
		1,384
	New Fortress Energy, Inc.
400	6.500%—09/30/2026[1]	390
800	8.750%—03/15/2029[1]	727
		1,117
1,500	NFE Financing LLC 12.000%—11/15/2029[1]	1,567
200	Northern Oil & Gas, Inc. 8.125%—03/01/2028[1]	204

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Parkland Corp.
$200	4.625%—05/01/2030[1]	$186
200	5.875%—07/15/2027[1]	200
		386
	PBF Holding Co. LLC/PBF Finance Corp.
700	6.000%—02/15/2028	690
800	7.875%—09/15/2030[1]	801
		1,491
	PG&E Corp.
500	5.250%—07/01/2030	471
1,425	7.375%—03/15/2055[2]	1,388
		1,859
700	SunCoke Energy, Inc. 4.875%—06/30/2029[1]	646
	Sunoco LP/Sunoco Finance Corp.
700	4.500%—05/15/2029	668
300	7.000%—09/15/2028[1]	309
		977
	Talos Production, Inc.
400	9.000%—02/01/2029[1]	416
1,000	9.375%—02/01/2031[1]	1,040
		1,456
		32,795
PAPER & FOREST PRODUCTS—0.5%
	Mercer International, Inc.
200	5.125%—02/01/2029	177
600	12.875%—10/01/2028[1]	649
		826
PASSENGER AIRLINES—1.9%
800	Allegiant Travel Co. 7.250%—08/15/2027[1]	808
458	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%—04/20/2026[1]	458
1,200	JetBlue Airways Corp./JetBlue Loyalty LP 9.875%—09/20/2031[1]	1,270
900	United Airlines, Inc. 4.625%—04/15/2029[1]	865
		3,401
PERSONAL CARE PRODUCTS—0.1%
200	Prestige Brands, Inc. 5.125%—01/15/2028[1]	197
PHARMACEUTICALS—2.8%
	Bausch Health Cos., Inc.
1,900	4.875%—06/01/2028[1]	1,541
500	11.000%—09/30/2028[1]	467
		2,008
	HLF Financing SARL LLC/Herbalife International, Inc.
1,100	4.875%—06/01/2029[1]	749
900	12.250%—04/15/2029[1]	946
		1,695

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
$1,300	Jazz Securities DAC 4.375%—01/15/2029[1]	$1,240
		4,943
PROFESSIONAL SERVICES—0.5%
400	KBR, Inc. 4.750%—09/30/2028[1]	381
500	TriNet Group, Inc. 3.500%—03/01/2029[1]	460
		841
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
200	Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.000%—04/15/2030[1]	184
	Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
200	5.250%—04/15/2030[1]	155
500	5.750%—01/15/2029[1]	406
		561
884	Five Point Operating Co. LP/Five Point Capital Corp. 10.500%—01/15/2028[1,3]	903
	Howard Hughes Corp.
800	4.125%—02/01/2029[1]	735
900	4.375%—02/01/2031[1]	804
		1,539
		3,187
SOFTWARE—3.1%
200	Elastic NV 4.125%—07/15/2029[1]	187
	Fair Isaac Corp.
1,500	4.000%—06/15/2028[1]	1,430
600	5.250%—05/15/2026[1]	601
		2,031
200	Gen Digital, Inc. 6.750%—09/30/2027[1]	204
950	Open Text Corp. 3.875%—02/15/2028[1]	903
200	Open Text Holdings, Inc. 4.125%—02/15/2030[1]	184
1,600	ROBLOX Corp. 3.875%—05/01/2030[1]	1,468
650	Twilio, Inc. 3.875%—03/15/2031	591
		5,568
SPECIALTY RETAIL—5.3%
700	Bath & Body Works, Inc. 6.750%—07/01/2036	715
2,093	Carvana Co. 9.000%—12/01/2028-06/01/2031[1]	2,419
	FirstCash, Inc.
500	4.625%—09/01/2028[1]	479
700	5.625%—01/01/2030[1]	686
500	6.875%—03/01/2032[1]	508
		1,673
500	Foot Locker, Inc. 4.000%—10/01/2029[1]	429

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
	Gap, Inc.
$1,200	3.625%—10/01/2029[1]	$1,093
1,000	3.875%—10/01/2031[1]	878
		1,971
100	GYP Holdings III Corp. 4.625%—05/01/2029[1]	95
200	Macy’s Retail Holdings LLC 6.125%—03/15/2032[1]	189
200	Penske Automotive Group, Inc. 3.750%—06/15/2029	185
400	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%—06/01/2031[1]	364
700	Upbound Group, Inc. 6.375%—02/15/2029[1]	687
800	Victoria’s Secret & Co. 4.625%—07/15/2029[1]	736
		9,463
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
	Xerox Corp.
400	4.800%—03/01/2035	244
600	6.750%—12/15/2039	406
		650
	Xerox Holdings Corp.
1,250	5.500%—08/15/2028[1]	1,067
800	8.875%—11/30/2029[1]	703
		1,770
		2,420
TEXTILES, APPAREL & LUXURY GOODS—1.0%
	Crocs, Inc.
500	4.125%—08/15/2031[1]	440
300	4.250%—03/15/2029[1]	279
		719
400	Hanesbrands, Inc. 4.875%—05/15/2026[1]	397
750	Wolverine World Wide, Inc. 4.000%—08/15/2029[1]	667
		1,783
TOBACCO—0.2%
342	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	342
TRADING COMPANIES & DISTRIBUTORS—0.1%
250	Alta Equipment Group, Inc. 9.000%—06/01/2029[1]	243

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
TRANSPORTATION INFRASTRUCTURE—0.9%
$1,600	Fortress Transportation & Infrastructure Investors LLC 5.500%—05/01/2028[1]	$1,565
Total Corporate Bonds & Notes (Cost $168,458)		172,910
TOTAL INVESTMENTS—97.3% (Cost $168,458)		172,910
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		4,842
TOTAL NET ASSETS—100.0%		$177,752

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $142,708 or 80% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
Step coupon security; the stated rate represents the rate in effect as of January 31, 2025.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—94.7%
Principal Amount		Value
AEROSPACE & DEFENSE—2.6%
$200	BAE Systems PLC 5.125%—03/26/2029[1]	$201
	Howmet Aerospace, Inc.
200	3.000%—01/15/2029	187
100	5.900%—02/01/2027	102
		289
200	Moog, Inc. 4.250%—12/15/2027[1]	192
200	TransDigm, Inc. 4.875%—05/01/2029	190
		872
AUTOMOBILES—1.6%
300	Allison Transmission, Inc. 3.750%—01/30/2031[1]	268
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	102
200	Wabash National Corp. 4.500%—10/15/2028[1]	185
		555
BANKS—0.5%
200	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	178
BEVERAGES—0.7%
300	Coca-Cola Co. 1.375%—03/15/2031	247
BIOTECHNOLOGY—0.9%
300	Biogen, Inc. 4.050%—09/15/2025	299
BUILDING PRODUCTS—1.7%
200	Carlisle Cos., Inc. 3.750%—12/01/2027	195
200	Lennox International, Inc. 5.500%—09/15/2028	204
200	NVR, Inc. 3.000%—05/15/2030	180
		579
CAPITAL MARKETS—0.9%
300	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.000%—06/15/2030	296
CHEMICALS—1.5%
100	Ashland, Inc. 3.375%—09/01/2031[1]	86
100	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	97
300	Rain Carbon, Inc. 12.250%—09/01/2029[1]	318
		501
COMMERCIAL SERVICES & SUPPLIES—5.1%
200	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	197
300	Deluxe Corp. 8.000%—06/01/2029[1]	294

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
$200	Element Fleet Management Corp. 6.271%—06/26/2026[1]	$203
300	GEO Group, Inc. 10.250%—04/15/2031	329
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	290
100	Republic Services, Inc. 1.750%—02/15/2032	81
	Sabre GLBL, Inc.
139	8.625%—06/01/2027[1]	140
161	10.750%—11/15/2029[1]	167
		307
		1,701
COMMUNICATIONS EQUIPMENT—2.5%
100	Cisco Systems, Inc. 4.950%—02/26/2031	101
	Motorola Solutions, Inc.
200	2.300%—11/15/2030	172
200	4.600%—02/23/2028	199
		371
100	Nokia OYJ 4.375%—06/12/2027	98
195	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	196
100	Viasat, Inc. 7.500%—05/30/2031[1]	72
		838
CONSTRUCTION & ENGINEERING—1.8%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	189
200	Tutor Perini Corp. 11.875%—04/30/2029[1]	224
200	VM Consolidated, Inc. 5.500%—04/15/2029[1]	194
		607
CONSUMER FINANCE—0.1%
45	SLM Corp. 6.500%—01/31/2030	45
CONTAINERS & PACKAGING—1.4%
100	Amcor Finance USA, Inc. 3.625%—04/28/2026	99
200	Graphic Packaging International LLC 3.500%—03/15/2028-03/01/2029[1]	186
200	Silgan Holdings, Inc. 4.125%—02/01/2028	193
		478
DIVERSIFIED FINANCIAL SERVICES—1.6%
	Enova International, Inc.
200	9.125%—08/01/2029[1]	211
100	11.250%—12/15/2028[1]	109
		320
200	goeasy Ltd. 7.625%—07/01/2029[1]	207
		527

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED REITS—0.3%
$100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	$99
DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
300	Deutsche Telekom International Finance BV 8.750%—06/15/2030	349
100	Hughes Satellite Systems Corp. 5.250%—08/01/2026	90
		439
ELECTRIC UTILITIES—0.6%
200	Pacific Gas & Electric Co. 3.300%—12/01/2027	189
ENTERTAINMENT—1.9%
300	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	244
200	Live Nation Entertainment, Inc. 6.500%—05/15/2027[1]	204
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	178
		626
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.9%
200	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	190
200	Hudson Pacific Properties LP 5.950%—02/15/2028	180
200	Iron Mountain, Inc. 5.250%—07/15/2030[1]	193
300	MPT Operating Partnership LP/MPT Finance Corp. 4.625%—08/01/2029	229
200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	195
		987
FINANCIAL SERVICES—0.6%
200	World Acceptance Corp. 7.000%—11/01/2026[1]	200
FOOD & STAPLES RETAILING—0.5%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	186
GROUND TRANSPORTATION—0.9%
300	XPO, Inc. 6.250%—06/01/2028[1]	305
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
300	Hologic, Inc. 3.250%—02/15/2029[1]	276
200	Stryker Corp. 3.375%—11/01/2025	198
		474
HEALTH CARE PROVIDERS & SERVICES—3.3%
	DaVita, Inc.
200	3.750%—02/15/2031[1]	176
200	4.625%—06/01/2030[1]	186
		362
300	HCA, Inc. 3.125%—03/15/2027	290

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
$200	Molina Healthcare, Inc. 3.875%—11/15/2030[1]	$181
200	STERIS Irish FinCo UnLtd Co. 2.700%—03/15/2031	174
100	Universal Health Services, Inc. 1.650%—09/01/2026	95
		1,102
HOTELS, RESTAURANTS & LEISURE—3.4%
	Carnival Corp.
300	4.000%—08/01/2028[1]	287
100	5.750%—03/01/2027[1]	100
		387
300	Hilton Domestic Operating Co., Inc. 4.875%—01/15/2030	291
200	Las Vegas Sands Corp. 3.500%—08/18/2026	195
200	New Red Finance, Inc. 3.875%—01/15/2028[1]	191
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	97
		1,161
INTERACTIVE MEDIA & SERVICES—0.3%
100	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	93
INTERNET & CATALOG RETAIL—0.8%
300	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	279
IT SERVICES—4.0%
	Booz Allen Hamilton, Inc.
200	3.875%—09/01/2028[1]	190
100	4.000%—07/01/2029[1]	95
		285
300	International Business Machines Corp. 3.500%—05/15/2029	285
200	Leidos, Inc. 4.375%—05/15/2030	192
300	Unisys Corp. 6.875%—11/01/2027[1]	297
	VeriSign, Inc.
200	2.700%—06/15/2031	172
100	5.250%—04/01/2025	100
		272
		1,331
MACHINERY—0.9%
19	GrafTech Global Enterprises, Inc. 9.875%—12/23/2029[1]	16
100	IDEX Corp. 3.000%—05/01/2030	91
200	Weir Group PLC 2.200%—05/13/2026[1]	193
		300
MEDIA—4.4%
200	AMC Networks, Inc. 4.250%—02/15/2029	159

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MEDIA—Continued
$200	Cable One, Inc. 4.000%—11/15/2030[1]	$164
	CCO Holdings LLC/CCO Holdings Capital Corp.
100	4.250%—02/01/2031[1]	89
100	4.750%—02/01/2032[1]	89
		178
300	News Corp. 3.875%—05/15/2029[1]	280
300	RELX Capital, Inc. 4.000%—03/18/2029	291
300	Sinclair Television Group, Inc. 5.500%—03/01/2030[1]	210
100	TEGNA, Inc. 5.000%—09/15/2029	94
100	Thomson Reuters Corp. 3.350%—05/15/2026	98
		1,474
METALS & MINING—2.1%
	Commercial Metals Co.
100	3.875%—02/15/2031	90
100	4.125%—01/15/2030	93
100	4.375%—03/15/2032	91
		274
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	148
300	IAMGOLD Corp. 5.750%—10/15/2028[1]	294
		716
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.6%
200	Rithm Capital Corp. 6.250%—10/15/2025[1]	200
OFFICE ELECTRONICS—0.9%
	Pitney Bowes, Inc.
100	6.875%—03/15/2027[1]	101
200	7.250%—03/15/2029[1]	201
		302
OIL, GAS & CONSUMABLE FUELS—14.3%
200	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	211
100	AltaGas Ltd. 7.200%—10/15/2054[1,2]	101
300	AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%—06/01/2028[1]	298
200	BP Capital Markets PLC 4.875%—03/22/2030[2]	193
200	California Resources Corp. 8.250%—06/15/2029[1]	206
100	Calumet Specialty Products Partners LP/Calumet Finance Corp. 8.125%—01/15/2027[1]	99
200	Chord Energy Corp. 6.375%—06/01/2026[1]	200
300	CVR Energy, Inc. 8.500%—01/15/2029[1]	294

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
$100	7.125%—06/01/2028[1]	$101
200	8.625%—03/15/2029[1]	210
		311
300	DT Midstream, Inc. 4.375%—06/15/2031[1]	278
100	Enbridge, Inc. 6.000%—01/15/2077[2]	99
100	Enterprise Products Operating LLC 5.250%—08/16/2077[2]	98
200	Harbour Energy PLC 5.500%—10/15/2026[1]	200
200	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	214
200	Hess Midstream Operations LP 5.625%—02/15/2026[1]	200
100	Kinder Morgan, Inc. 5.000%—02/01/2029	100
200	Marathon Petroleum Corp. 4.700%—05/01/2025	200
200	MPLX LP 2.650%—08/15/2030	176
	Murphy Oil USA, Inc.
200	3.750%—02/15/2031[1]	178
100	4.750%—09/15/2029	96
		274
200	New Fortress Energy, Inc. 8.750%—03/15/2029[1]	182
100	NFE Financing LLC 12.000%—11/15/2029[1]	104
100	PBF Holding Co. LLC/PBF Finance Corp. 7.875%—09/15/2030[1]	100
100	PG&E Corp. 7.375%—03/15/2055[2]	97
100	Suncor Energy, Inc. 7.150%—02/01/2032	109
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
100	4.000%—01/15/2032	91
300	4.875%—02/01/2031	291
		382
100	TC PipeLines LP 3.900%—05/25/2027	98
		4,824
PASSENGER AIRLINES—1.7%
206	Alaska Airlines Pass-Through Trust 4.800%—02/15/2029[1]	204
300	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750%—10/20/2028[1]	298
85	United Airlines Pass-Through Trust 5.875%—04/15/2029	87
		589
PERSONAL CARE PRODUCTS—0.9%
300	Edgewell Personal Care Co. 5.500%—06/01/2028[1]	296

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PHARMACEUTICALS—2.9%
$300	Bausch Health Cos., Inc. 11.000%—09/30/2028[1]	$280
200	Cencora, Inc. 2.700%—03/15/2031	175
	HLF Financing SARL LLC/Herbalife International, Inc.
200	4.875%—06/01/2029[1]	136
100	12.250%—04/15/2029[1]	105
		241
300	Merck & Co., Inc. 1.900%—12/10/2028	272
		968
PROFESSIONAL SERVICES—2.0%
	Gartner, Inc.
100	3.750%—10/01/2030[1]	92
300	4.500%—07/01/2028[1]	293
		385
300	TriNet Group, Inc. 3.500%—03/01/2029[1]	276
		661
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.6%
	Broadcom, Inc.
300	1.950%—02/15/2028[1]	276
100	4.000%—04/15/2029[1]	97
		373
100	Entegris, Inc. 4.750%—04/15/2029[1]	96
300	Microchip Technology, Inc. 4.250%—09/01/2025	299
200	NVIDIA Corp. 2.850%—04/01/2030	184
100	Qorvo, Inc. 3.375%—04/01/2031[1]	87
200	Texas Instruments, Inc. 2.250%—09/04/2029	180
		1,219
SOFTWARE—5.0%
200	Autodesk, Inc. 2.400%—12/15/2031	170
200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	181
300	Fair Isaac Corp. 4.000%—06/15/2028[1]	286
300	Open Text Corp. 6.900%—12/01/2027[1]	311
	Oracle Corp.
300	2.300%—03/25/2028	278
100	6.150%—11/09/2029	105
		383
400	Salesforce, Inc. 1.950%—07/15/2031	338
		1,669

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—2.9%
$200	Carvana Co. 9.000%—06/01/2030[1]	$222
100	Gap, Inc. 3.875%—10/01/2031[1]	88
400	Home Depot, Inc. 3.250%—04/15/2032	359
300	Upbound Group, Inc. 6.375%—02/15/2029[1]	294
		963
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
	Xerox Holdings Corp.
300	5.500%—08/15/2028[1]	256
100	8.875%—11/30/2029[1]	88
		344
TOBACCO—3.2%
	Altria Group, Inc.
100	2.450%—02/04/2032	82
300	4.800%—02/14/2029	298
		380
200	Imperial Brands Finance PLC 5.500%—02/01/2030[1]	202
400	Philip Morris International, Inc. 5.125%—02/15/2030-02/13/2031	403
100	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	100
		1,085
TRADING COMPANIES & DISTRIBUTORS—1.2%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	196
200	LKQ Corp. 5.750%—06/15/2028	204
		400
TRANSPORTATION INFRASTRUCTURE—0.9%
300	Fortress Transportation & Infrastructure Investors LLC 5.500%—05/01/2028[1]	293
WIRELESS TELECOMMUNICATION SERVICES—1.1%
	T-Mobile USA, Inc.
200	2.550%—02/15/2031	173
200	2.625%—02/15/2029	183
		356
Total Corporate Bonds & Notes (Cost $31,406)		31,853
TOTAL INVESTMENTS—94.7% (Cost $31,406)		31,853
CASH AND OTHER ASSETS, LESS LIABILITIES—5.3%		1,779
TOTAL NET ASSETS—100.0%		$33,632

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S Treasury Note Futures 10 Year (Long)	36	03/20/2025	$3,918	$—
U.S Treasury Note Futures 2 Year (Long)	34	03/31/2025	6,991	(3)
U.S Treasury Note Futures 5 Year (Long)	30	03/31/2025	3,192	(23)
Total Futures Contracts				$ (26)

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[3,4]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[5]	Payment Frequency	Notional Amount[6] (000s)	Value[7] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North America Investment Grade Index Series 43	Sell	1.000%	12/20/2029	0.483%	Quarterly	$3,100	$74	$70	$4
ICE Clear Credit LLC	Markit CDX North America High Yield Index Series 43	Sell	5.000%	12/20/2029	2.989%	Quarterly	1,000	87	81	6
Total Centrally Cleared Credit Default Swaps										$10
FAIR VALUE MEASUREMENTS
As of January 31, 2025, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $18,497 or 55% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
4
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
5
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
6
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. As of January 31, 2025, the maximum exposure to loss of the notional value of credit default swaps outstanding was $4,100.
7
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—January 31, 2025 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2025, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, and Harbor Long-Term Growers ETF which are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Active Small Cap ETF
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

Harbor Osmosis Emerging Markets Resource Efficient ETF and Harbor Osmosis International Resource Efficient ETF commenced operations on December 18, 2024 and December 11, 2024, respectively.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual financial statements or semi-annual reports (semi-annual financial statements, if available) on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤